UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2012

This report on Form N-CSR relates solely to the Registrant's Fidelity GNMA Fund and Fidelity Ultra-Short Bond Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® GNMA Fund

Annual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® GNMA Fund	5.83%	7.35%	5.46%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® GNMA Fund on July 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays GNMA Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of declining interest rates, fear related to the European debt crisis, political uncertainty in the Middle East, mixed global economic data and increasingly accommodative monetary policy around the world, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - generated a 7.25% gain for the 12 months ending July 31, 2012. Among major sectors that comprise the index, investment-grade corporate bonds fared best, up 9.87%, bolstered by good issuer fundamentals, rising profitability throughout most of the period and strong global demand for U.S. fixed-income assets that offered a higher-yielding alternative to ultra-low-yielding government bonds. At the same time, U.S. Treasury bonds benefited from investors' appetite for perceived "safe haven" assets, rising 8.17%. Despite struggling a bit early on, commercial mortgage-backed securities advanced 7.49%, aided by investors' thirst for higher yields, as well as improving commercial real estate market fundamentals. Government-agency-backed residential mortgage-backed securities (MBS) lagged the market, with a 4.84% return, despite receiving a boost from slower-than-expected prepayments and the Federal Reserve's program to reinvest payments from its holdings of agency debentures into the MBS sector. Asset-backed and agency securities saw similarly modest gains of 4.50% and 4.08%, respectively.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® GNMA Fund: For the year, the fund returned 5.83%, while the Barclays® GNMA Index returned 5.75%. The fund benefited from investments in GNMA securities that prepaid more slowly. For example, holdings in GNMA securities made up of home loans originated after mid-2009 prepaid more slowly because they weren't eligible for government programs reducing upfront and ongoing costs of mortgage insurance premiums. The fund's performance also was bolstered by out-of-index holdings in securities that offered additional yields, including reverse mortgage securities, which are backed by a special type of home loan available only to homeowners over age 62 and allow borrowers to convert a portion of their home equity into cash. Elsewhere, out-of-benchmark exposure to floating-rate securities, many of which were held in the form of collateralized mortgage obligations (CMOs), offered added yield and appreciated in price. Detracting from performance was the fund's underweighting in certain securities issued under the GNMA II program, which outperformed because they prepaid more slowly since they weren't eligible for the mortgage insurance premium relief.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Actual	.45%	$ 1,000.00	$ 1,023.00	$ 2.26
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.63	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.5	0.5
0.01 - 0.99%	4.3	4.4
1 - 1.99%	0.0 †	0.0 †
2 - 2.99%	0.2	0.3
3 - 3.99%	17.9	9.4
4 - 4.99%	38.7	43.3
5 - 5.99%	26.5	29.6
6 - 6.99%	6.4	6.6
7% and over	1.4	1.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2012
6 months ago
Years	4.7	4.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2012
6 months ago
Years	2.4	2.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of July 31, 2012 *		As of January 31, 2012 **
	Mortgage Securities 92.7%		Mortgage Securities 97.6%
	CMOs and Other Mortgage Related Securities 14.4%		CMOs and Other Mortgage Related Securities 14.0%
	U.S. Government Agency Obligations ††† 0.7%		U.S. Government Agency Obligations ††† 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) †† (7.8)%		Short-Term Investments and Net Other Assets (Liabilities) †† (12.4)%
* GNMA Securities	106.3%	** GNMA Securities	108.3%
* Futures and Swaps	(0.9)%	** Futures and Swaps	(0.8)%
† Amount represents less than 0.1%
†† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
††† Includes NCUA Guaranteed Notes.

Annual Report

Investments July 31, 2012

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5888% 12/7/20 (NCUA Guaranteed) (c)	$ 14,349	$ 14,399
Series 2010-R2 Class 1A, 0.6158% 11/6/17 (NCUA Guaranteed) (c)	26,379	26,422
Series 2011-R1 Class 1A, 0.6898% 1/8/20 (NCUA Guaranteed) (c)	21,564	21,606
Series 2011-R4 Class 1A, 0.6208% 3/6/20 (NCUA Guaranteed) (c)	12,668	12,672
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $74,960)		75,099
U.S. Government Agency - Mortgage Securities - 92.7%

Fannie Mae - 0.2%
2.234% 3/1/35 (c)	138	145
2.241% 2/1/33 (c)	159	167
2.258% 12/1/34 (c)	139	146
2.268% 7/1/35 (c)	71	75
2.295% 9/1/33 (c)	1,271	1,333
2.301% 7/1/34 (c)	83	87
2.301% 7/1/36 (c)	348	365
2.303% 10/1/33 (c)	74	78
2.388% 1/1/35 (c)	671	714
2.424% 10/1/33 (c)	139	148
2.425% 3/1/35 (c)	21	22
2.5% 5/1/35 (c)	999	1,068
2.507% 8/1/35 (c)	835	892
2.525% 3/1/33 (c)	325	345
2.582% 7/1/34 (c)	1,202	1,277
2.585% 9/1/34 (c)	721	767
2.63% 6/1/47 (c)	380	407
2.65% 11/1/36 (c)	689	739
3.109% 8/1/35 (c)	1,845	1,974
4% 4/1/24 to 10/1/25	2,006	2,144
5.5% 12/1/17 to 3/1/20	2,070	2,252
5.718% 3/1/36 (c)	955	1,017
6.5% 10/1/17	117	129
7% 11/1/16 to 3/1/17	631	686
7.5% 2/1/14 to 4/1/17	201	214
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
8.5% 12/1/27	$ 122	$ 145
9.5% 9/1/30	15	17
10.25% 10/1/18	4	5
11.5% 11/1/14 to 7/1/15	5	5
12.5% 10/1/15 to 7/1/16	12	12
		17,375
Freddie Mac - 0.2%
2.16% 6/1/33 (c)	803	841
2.2% 3/1/37 (c)	98	103
2.298% 11/1/35 (c)	668	704
2.35% 7/1/35 (c)	902	961
2.351% 12/1/35 (c)	680	717
2.355% 12/1/35 (c)	5,812	6,148
2.375% 5/1/37 (c)	162	169
2.399% 6/1/33 (c)	2,349	2,485
2.557% 3/1/35 (c)	3,402	3,626
2.61% 8/1/34 (c)	281	297
2.691% 10/1/36 (c)	917	977
2.694% 10/1/35 (c)	794	845
2.888% 6/1/33 (c)	2,024	2,174
2.989% 4/1/36 (c)	919	988
3.135% 3/1/33 (c)	27	29
5.5% 7/1/24 to 1/1/25	2,905	3,237
8.5% 10/1/18 to 6/1/25	23	27
9% 7/1/18 to 3/1/20	3	3
9.5% 7/1/30	56	63
10% 4/1/15 to 7/1/19	47	53
10.25% 11/1/16	4	4
12% 2/1/13 to 6/1/15	5	6
12.5% 1/1/13 to 5/1/15	7	7
13% 5/1/14 to 11/1/14	1	1
13.5% 9/1/14	1	1
		24,466
Ginnie Mae - 92.3%
3% 4/20/27	19,655	20,933
3% 8/1/42 (a)	213,000	224,945
3% 8/1/42 (a)	10,000	10,561
3% 8/1/42 (a)	100,000	105,608
3% 8/1/42 (a)	8,000	8,449
3.5% 4/15/25 to 7/15/42	997,037	1,083,191
3.5% 8/1/42 (a)	315,000	341,900
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
3.5% 8/1/42 (a)	$ 130,100	$ 141,210
3.5% 8/1/42 (a)	67,600	73,373
3.5% 8/1/42 (a)	8,000	8,683
3.5% 8/1/42 (a)	108,000	117,282
4% 1/15/25 to 12/15/41	716,101	786,561
4% 8/1/42 (a)	75,000	82,376
4.497% 1/20/62 (g)	8,174	9,179
4.5% 3/15/25 to 10/15/41	3,273,425	3,629,154
4.5% 8/1/42 (a)	5,500	6,040
4.5% 8/1/42 (a)	7,000	7,687
4.564% 11/20/61 (g)	10,146	11,362
4.616% 1/20/62 (g)	8,587	9,577
4.875% 9/15/39 to 12/15/39	21,280	23,554
5% 8/15/18 to 9/15/41	1,405,737	1,570,351
5% 8/1/42 (a)	12,000	13,283
5% 8/1/42 (a)	14,000	15,496
5% 8/1/42 (a)	12,000	13,283
5% 8/1/42 (a)	9,000	9,962
5% 8/1/42 (a)	8,000	8,855
5% 8/1/42 (a)	7,000	7,748
5.251% 6/20/60 (g)	47,673	54,128
5.35% 4/20/29 to 12/20/30	27,301	30,632
5.391% 11/20/59 (g)	70,944	78,807
5.5% 12/20/18 to 3/20/40 (b)	571,721	639,586
6% 8/15/17 to 5/15/39	560,403	631,175
6.45% 10/15/31 to 11/15/32	1,143	1,303
6.5% 5/20/28 to 1/15/39	23,103	26,493
7% 10/20/16 to 12/15/34	72,209	85,347
7.25% 9/15/27	98	114
7.395% 6/20/25 to 11/20/27	1,053	1,223
7.5% 5/15/17 to 9/20/32	19,451	22,618
8% 8/15/18 to 7/15/32	5,059	5,935
8.5% 5/15/16 to 2/15/31	1,161	1,292
9% 5/15/14 to 5/15/30	670	766
9.5% 12/20/15 to 4/20/17	182	195
10.5% 1/15/14 to 10/15/18	166	180
13% 4/15/13 to 1/15/15	13	14
13.5% 1/15/15	2	2
		9,920,413
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,616,459)		9,962,254
Collateralized Mortgage Obligations - 14.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 14.4%
Fannie Mae:
floater Series 2008-76 Class EF, 0.7462% 9/25/23 (c)	$ 5,056	$ 5,077
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	6,061	7,107
sequential payer Series 2010-50 Class FA, 0.5962% 1/25/24 (c)	3,284	3,292
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	638	45
target amortization class Series G94-2 Class D, 6.45% 1/25/24	277	279
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	1,008	173
Series 339 Class 5, 5.5% 8/1/33 (d)	1,521	201
Series 343 Class 16, 5.5% 5/1/34 (d)	1,179	171
Federal National Mortgage Association floater Series 2011-128 Class FQ, 0.6162% 3/25/39 (c)	14,655	14,692
Freddie Mac:
floater planned amortization class Series 3153 Class FX, 0.5988% 5/15/36 (c)	13,325	13,353
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,660	1,967
Series 40 Class K, 6.5% 8/17/24	692	801
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	3,439	4,042
Series 2601 Class TI, 5.5% 10/15/22 (d)	2,328	178
Ginnie Mae planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (d)	8,007	1,465
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	21,169	23,700
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.5968% 5/20/31 (c)	331	332
Series 2002-41 Class HF, 0.6488% 6/16/32 (c)	368	370
Series 2008-41 Class FA, 0.9068% 5/20/38 (c)	7,850	7,928
Series 2008-51 Class FE, 0.9988% 6/16/38 (c)	1,261	1,282
Series 2008-57 Class AF, 0.8268% 7/20/38 (c)	5,049	5,107
Series 2010-H03 Class FA, 0.7968% 3/20/60 (c)(g)	36,798	36,779
Series 2010-H17 Class FA, 0.5768% 7/20/60 (c)(g)	22,105	21,837
Series 2010-H18 Class AF, 0.5388% 9/20/60 (c)(g)	23,350	23,053
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2010-H19 Class FG, 0.5468% 8/20/60 (c)(g)	$ 29,889	$ 29,515
Series 2010-H27 Series FA, 0.6268% 12/20/60 (c)(g)	7,986	7,916
Series 2011-101 Class FE, 0.5968% 3/20/39 (c)	26,865	26,934
Series 2011-H05 Class FA, 0.7468% 12/20/60 (c)(g)	15,023	14,993
Series 2011-H07 Class FA, 0.7468% 2/20/61 (c)(g)	5,530	5,519
Series 2011-H12 Class FA, 0.7368% 2/20/61 (c)(g)	32,571	32,488
Series 2011-H13 Class FA, 0.7468% 4/20/61 (c)(g)	13,379	13,352
Series 2011-H14:
Class FB, 0.7468% 5/20/61 (c)(g)	14,933	14,900
Class FC, 0.7468% 5/20/61 (c)(g)	15,142	15,109
Series 2011-H17 Class FA, 0.7768% 6/20/61 (c)(g)	20,533	20,523
Series 2011-H21 Class FA, 0.8468% 10/20/61 (c)(g)	23,452	23,522
Series 2012-H01 Class FA, 0.9468% 11/20/61 (c)(g)	19,149	19,311
Series 2012-H03 Class FA, 0.9388% 1/20/62 (c)(g)	11,959	12,061
Series 2012-H06 Class FA, 0.8768% 1/20/62 (c)(g)	18,678	18,767
Series 2012-H07 Class FA, 0.8768% 3/20/62 (c)(g)	11,001	11,054
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	7,012	7,885
Series 1994-4 Class KQ, 7.9875% 7/16/24	484	560
Series 2000-26 Class PK, 7.5% 9/20/30	1,355	1,640
Series 2002-50 Class PE, 6% 7/20/32	8,733	9,902
Series 2003-26 Class PI, 5.5% 1/16/32 (d)	3,998	111
Series 2003-54 Class UE, 5% 6/20/33	31,040	36,243
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class: - continued
Series 2003-70 Class LE, 5% 7/20/32	$ 36,132	$ 38,362
Series 2004-19 Class DP, 5.5% 3/20/34	3,288	3,514
Series 2004-64 Class KE, 5.5% 12/20/33	16,601	17,860
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	418	3
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,471
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,114
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	7,140
Series 2006-50 Class JC, 5% 6/20/36	11,780	13,288
Series 2007-2 Class PC, 5.5% 6/20/35	21,510	24,160
Series 2007-48 Class FC, 0.4668% 8/20/37 (c)	17,411	17,400
Series 2007-54 Class FC, 0.5068% 9/20/37 (c)	17,519	17,509
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	22,046
Series 2010-117 Class E, 3% 10/20/39	10,076	10,273
Series 2011-52 Class PA, 4.25% 2/16/41	76,010	84,105
Series 2011-79 Class PO, 6/20/40 (e)	25,928	24,340
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	387	457
Series 1998-23 Class ZB, 6.5% 6/20/28	5,406	6,168
Series 2001-40 Class Z, 6% 8/20/31	3,303	3,710
Series 2001-49 Class Z, 7% 10/16/31	1,576	1,839
Series 2002-18 Class ZB, 6% 3/20/32	3,272	3,694
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(f)	174	199
Class Z, 6.5% 5/16/32	4,632	5,359
Series 2002-33 Class ZJ, 6.5% 5/20/32	2,824	3,263
Series 2002-42 Class ZA, 6% 6/20/32	2,119	2,382
Series 2002-43 Class Z, 6.5% 6/20/32	5,349	6,169
Series 2002-45 Class Z, 6% 6/20/32	1,219	1,388
Series 2002-49 Class ZA, 6.5% 7/20/32	18,519	21,377
Series 2003-75 Class ZA, 5.5% 9/20/33	8,383	9,360
Series 2004-46 Class BZ, 6% 6/20/34	10,017	11,353
Series 2004-65 Class VE, 5.5% 7/20/15	1,981	2,115
Series 2004-86 Class G, 6% 10/20/34	6,273	8,144
Series 2005-28 Class AJ, 5.5% 4/20/35	22,864	25,350
Series 2005-47 Class ZY, 6% 6/20/35	6,112	8,055
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,270
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,987
Series 2008-17 Class BN, 5% 2/20/38	27,338	30,761
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2009-61 Class AZ 5.5% 8/20/39	$ 82,150	$ 94,291
Series 2010-45 Class TB, 5% 4/16/40	107,314	122,804
Series 2011-29 Class BV, 5% 5/20/40	10,483	12,581
Series 1995-6 Class Z, 7% 9/20/25	1,123	1,285
Series 2003-92 Class SN, 6.1813% 10/16/33 (c)(d)(f)	12,033	1,954
Series 2004-32 Class GS, 6.2513% 5/16/34 (c)(d)(f)	1,270	273
Series 2004-59 Class SC, 6.9513% 8/16/34 (c)(d)	7,958	1,792
Series 2005-13 Class SA, 6.5533% 2/20/35 (c)(d)(f)	21,340	3,492
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,342
Series 2005-82 Class NS, 6.0533% 7/20/34 (c)(d)	22,064	3,577
Series 2006-13 Class DS, 10.7299% 3/20/36 (c)(f)	21,290	24,920
Series 2007-35 Class SC, 38.7075% 6/16/37 (c)(f)	6,259	12,668
Series 2008-88 Class BZ, 5.5% 5/20/33	54,711	61,805
Series 2009-13 Class E, 4.5% 3/16/39	15,738	16,841
Series 2009-42 Class AY, 5% 6/16/37	10,657	11,754
Series 2009-76 Class SB, 5.8513% 9/16/39 (c)(d)(f)	44,730	7,489
Series 2010-167 Class KW, 5% 9/20/36	45,262	48,019
Series 2010-42 Class OP, 4/20/40 (e)	33,971	31,885
Series 2010-H010 Class FA, 0.5768% 5/20/60 (c)(g)	14,796	14,593
Series 2010-H12 Class PT, 5.47% 11/20/59 (g)	15,173	16,801
Series 2010-H23 Class PT, 5.4259% 10/20/60 (c)(g)	71,977	81,992
Series 2011-13 Class S, 5.7013% 1/16/41 (c)(d)	36,533	7,213
Series 2012-64:
Class IA, 5.5% 5/16/42 (d)	27,347	4,902
Class KB, 3.035% 5/20/41 (c)	9,628	10,389
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,473,876)		1,543,183
Commercial Mortgage Securities - 0.0%

Fannie Mae Series 1998-M3 Class IB, 0.7314% 1/17/38 (c)(d)	2,192	27
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(d)	16,963	133
Series 2001-12 Class X, 0.643% 7/16/40 (c)(d)	9,333	189
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.8303% 9/16/42 (c)(d)	$ 35,375	$ 526
Series 2002-62 Class IO, 1.2159% 8/16/42 (c)(d)	29,012	1,111
Series 2002-85 Class X, 1.4159% 3/16/42 (c)(d)	6,751	179
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,629)		2,165
Cash Equivalents - 4.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.16%, dated 7/31/12 due 8/1/12 (Collateralized by U.S. Government Obligations) # (Cost $475,741)	$ 475,743	475,741
TOTAL INVESTMENT PORTFOLIO - 112.2% (Cost $11,654,665)		12,058,442
NET OTHER ASSETS (LIABILITIES) - (12.2)%		(1,309,009)
NET ASSETS - 100%		$ 10,749,433
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
3.5% 8/1/42	$ (72,000)	(78,149)
3.5% 8/1/42	(284,000)	(308,252)
3.5% 8/1/42	(51,000)	(55,355)
4% 8/1/42	(42,300)	(46,460)
4.5% 8/1/42	(6,500)	(7,138)
5% 8/1/42	(47,000)	(52,024)
TOTAL TBA SALE COMMITMENTS (Proceeds $547,534)		$ (547,378)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.004% with JPMorgan Chase, Inc.	June 2017	$ 17,900	$ (213)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4% with JPMorgan Chase, Inc.	Oct. 2015	85,000	(2,761)
		$ 102,900	$ (2,974)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,681,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$475,741,000 due 8/01/12 at 0.16%
Commerz Markets LLC	$ 91,840
HSBC Securities (USA), Inc.	163,945
Mizuho Securities USA, Inc.	36,277
RBS Securities, Inc.	183,679
$ 475,741
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (2,974)
Total Value of Derivatives	$ -	$ (2,974)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $475,741) - See accompanying schedule: Unaffiliated issuers (cost $11,654,665)		$ 12,058,442
Receivable for investments sold, regular delivery		217
Receivable for TBA sale commitments		547,534
Receivable for fund shares sold		26,386
Interest receivable		37,187
Other receivables		1,305
Total assets		12,671,071

Liabilities
Payable to custodian bank	$ 6
Payable for investments purchased Regular delivery	159,288
Delayed delivery	1,196,476
TBA sale commitments, at value	547,378
Payable for fund shares redeemed	8,238
Distributions payable	1,996
Swap agreements, at value	2,974
Accrued management fee	2,793
Other affiliated payables	1,186
Other payables and accrued expenses	1,303
Total liabilities		1,921,638

Net Assets		$ 10,749,433
Net Assets consist of:
Paid in capital		$ 10,257,421
Distributions in excess of net investment income		(26,714)
Accumulated undistributed net realized gain (loss) on investments		117,767
Net unrealized appreciation (depreciation) on investments		400,959
Net Assets, for 897,013 shares outstanding		$ 10,749,433
Net Asset Value, offering price and redemption price per share ($10,749,433 ÷ 897,013 shares)		$ 11.98

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2012

Investment Income
Interest		$ 306,165

Expenses
Management fee	$ 30,257
Transfer agent fees	9,576
Fund wide operations fee	3,226
Independent trustees' compensation	34
Miscellaneous	25
Total expenses before reductions	43,118
Expense reductions	(2)	43,116
Net investment income (loss)		263,049
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	187,393
Swap agreements	(830)
Total net realized gain (loss)		186,563
Change in net unrealized appreciation (depreciation) on: Investment securities	84,645
Swap agreements	(2,291)
Delayed delivery commitments	2,322
Total change in net unrealized appreciation (depreciation)		84,676
Net gain (loss)		271,239
Net increase (decrease) in net assets resulting from operations		$ 534,288

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 263,049	$ 256,598
Net realized gain (loss)	186,563	111,435
Change in net unrealized appreciation (depreciation)	84,676	11,618
Net increase (decrease) in net assets resulting from operations	534,288	379,651
Distributions to shareholders from net investment income	(263,677)	(257,737)
Distributions to shareholders from net realized gain	(107,415)	(226,739)
Total distributions	(371,092)	(484,476)
Share transactions Proceeds from sales of shares	4,746,704	2,671,179
Reinvestment of distributions	336,665	436,673
Cost of shares redeemed	(2,522,253)	(3,230,097)
Net increase (decrease) in net assets resulting from share transactions	2,561,116	(122,245)
Total increase (decrease) in net assets	2,724,312	(227,070)

Net Assets
Beginning of period	8,025,121	8,252,191
End of period (including distributions in excess of net investment income of $26,714 and distributions in excess of net investment income of $25,504, respectively)	$ 10,749,433	$ 8,025,121
Other Information Shares
Sold	399,649	229,864
Issued in reinvestment of distributions	28,338	37,578
Redeemed	(212,320)	(279,076)
Net increase (decrease)	215,667	(11,634)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.91	$ 11.37	$ 10.86	$ 10.64
Income from Investment Operations
Net investment income (loss) B	.326	.376	.337	.497	.534
Net realized and unrealized gain (loss)	.348	.196	.660	.533	.230
Total from investment operations	.674	.572	.997	1.030	.764
Distributions from net investment income	(.330)	(.378)	(.342)	(.520)	(.544)
Distributions from net realized gain	(.144)	(.324)	(.115)	-	-
Total distributions	(.474)	(.702)	(.457)	(.520)	(.544)
Net asset value, end of period	$ 11.98	$ 11.78	$ 11.91	$ 11.37	$ 10.86
Total ReturnA	5.83%	5.04%	8.97%	9.69%	7.27%
Ratios to Average Net AssetsC
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.75%	3.24%	2.92%	4.47%	4.90%
Supplemental Data
Net assets, end of period (in millions)	$ 10,749	$ 8,025	$ 8,252	$ 6,582	$ 3,480
Portfolio turnover rate	263%	367%	540%	464%	227%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 403,849
Gross unrealized depreciation	(15,854)
Net unrealized appreciation (depreciation) on securities and other investments	$ 387,995

Tax Cost	$ 11,670,447

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 65,993
Undistributed long-term capital gain	$ 40,587
Net unrealized appreciation (depreciation)	$ 385,520

The tax character of distributions paid was as follows:

	July 31, 2012	July 31, 2011

Ordinary Income	$ 325,983	$ 464,849
Long-term Capital Gains	45,109	19,627
Total	$ 371,092	$ 484,476

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments."

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements (a)	$ (830)	$ (2,291)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swap Agreements - continued

recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $2.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity GNMA Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity GNMA Fund (a fund of Fidelity Income Fund) at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity GNMA Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 14, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.

Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.

Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.

The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund's are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with Strategic Advisers.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity GNMA Fund voted to pay on September 10, 2012, to shareholders of record at the opening of business on September 7, 2012, a distribution of $0.131 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2012, $44,353,879, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $151,449,473 of distributions paid during the period January 1, 2012 to July 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MOG-UANN-0912
1.930525.101

Fidelity®

Ultra-Short Bond

Fund

Annual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity® Ultra-Short Bond Fund	0.57%	-2.21%	0.16%

A From August 29, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Ultra-Short Bond Fund, a class of the fund, on August 29, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® 6 Month Swap Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of declining interest rates, fear related to the European debt crisis, political uncertainty in the Middle East, mixed global economic data and increasingly accommodative monetary policy around the world, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - generated a 7.25% gain for the 12 months ending July 31, 2012. Among major sectors that comprise the index, investment-grade corporate bonds fared best, up 9.87%, bolstered by good issuer fundamentals, rising profitability throughout most of the period and strong global demand for U.S. fixed-income assets that offered a higher-yielding alternative to ultra-low-yielding government bonds. At the same time, U.S. Treasury bonds benefited from investors' appetite for perceived "safe haven" assets, rising 8.17%. Despite struggling a bit early on, commercial mortgage-backed securities advanced 7.49%, aided by investors' thirst for higher yields, as well as improving commercial real estate market fundamentals. Government-agency-backed residential mortgage-backed securities (MBS) lagged the market, with a 4.84% return, despite receiving a boost from slower-than-expected prepayments and the Federal Reserve's program to reinvest payments from its holdings of agency debentures into the MBS sector. Asset-backed and agency securities saw similarly modest gains of 4.50% and 4.08%, respectively.

Comments from Robert Galusza, Portfolio Manager of Fidelity® Ultra-Short Bond Fund: For the year, the fund's Retail Class shares returned 0.57%, outpacing the 0.39% gain of the Barclays® 6 Month Swap Index. The fund may invest in many different types of debt securities in an effort to achieve its investment objective, including securities that are not part of the Barclays index. During the period, my out-of-benchmark investments in all major segments of the short-term bond market largely aided the fund's performance, because most of these groups beat the index. The biggest contributors were corporate bonds issued by banks and other types of financial institutions. Corporate securities in a variety of industrials groups also aided performance, as did bonds in securitized sectors, such as asset-backed securities (ABS) derived from car loan and credit card receivables, and commercial mortgage-backed securities (CMBS). Elsewhere, the fund's government-related holdings, which included agency-backed debentures as well as collateralized mortgage obligations (CMOs) structured from government-guaranteed mortgages, provided a further boost to results. Lastly, a small position in hybrid adjustable-rate mortgage-backed securities modestly contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	.66%
Actual		$ 1,000.00	$ 1,006.40	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.32
Class T	.71%
Actual		$ 1,000.00	$ 1,006.20	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.33	$ 3.57
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,007.40	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,007.40	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of July 31, 2012 *	As of January 31, 2012 **
U.S. Government and U.S. Government Agency Obligations 22.7%	U.S. Government and U.S. Government Agency Obligations† 29.8%
AAA 19.9%	AAA 23.2%
AA 14.5%	AA 19.9%
A 24.2%	A 14.2%
BBB 12.8%	BBB 7.7%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 2.8%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2012
6 months ago
Years	1.4	1.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2012
6 months ago
Years	0.4	0.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of July 31, 2012 *		As of January 31, 2012 **
	Corporate Bonds 53.1%		Corporate Bonds 42.8%
	U.S. Government and U.S. Government Agency Obligations 22.7%		U.S. Government and U.S. Government Agency Obligations† 29.8%
	Asset-Backed Securities 18.2%		Asset-Backed Securities 17.9%
	CMOs and Other Mortgage Related Securities 3.2%		CMOs and Other Mortgage Related Securities 5.0%
	Other Investments 0.0%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.1%
* Foreign investments	16.4%	** Foreign investments	17.3%

* Futures and Swaps	9.2%	** Futures and Swaps	5.4%

† Includes FDIC Guaranteed Corporate Securities.

Annual Report

Investments July 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 53.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.5%
Johnson Controls, Inc. 0.8759% 2/4/14 (e)	$ 1,500,000	$ 1,504,710
Automobiles - 1.7%
Daimler Finance North America LLC:
1.2376% 4/10/14 (c)(e)	1,250,000	1,251,704
1.6679% 9/13/13 (c)(e)	1,800,000	1,810,105
Volkswagen International Finance NV 1.0706% 4/1/14 (c)(e)	2,500,000	2,501,938
		5,563,747
Specialty Retail - 0.2%
Staples, Inc. 7.375% 10/1/12	750,000	757,999
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp. 1.2169% 8/23/13 (e)	601,000	604,107
TOTAL CONSUMER DISCRETIONARY		8,430,563
CONSUMER STAPLES - 1.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 0.9981% 1/27/14 (e)	512,000	515,840
Food Products - 1.4%
General Mills, Inc. 0.8159% 5/16/14 (e)	2,475,000	2,481,529
Kraft Foods, Inc. 1.3326% 7/10/13 (e)	2,000,000	2,011,226
		4,492,755
TOTAL CONSUMER STAPLES		5,008,595
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Total Capital Canada Ltd. 0.8351% 1/17/14 (e)	1,000,000	1,005,040
FINANCIALS - 40.0%
Capital Markets - 5.8%
BlackRock, Inc. 0.7669% 5/24/13 (e)	500,000	501,600
Goldman Sachs Group, Inc. 1.4659% 2/7/14 (e)	2,000,000	1,980,730
HSBC Bank PLC 1.2551% 1/17/14 (c)(e)	3,000,000	3,006,870
JPMorgan Chase & Co. 1.2521% 1/24/14 (e)	7,000,000	7,030,282
State Street Corp. 0.8179% 3/7/14 (e)	2,000,000	2,004,500
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp. 0.7171% 7/28/14 (e)	$ 2,000,000	$ 2,001,452
UBS AG Stamford Branch 1.4471% 1/28/14 (e)	2,463,000	2,461,825
		18,987,259
Commercial Banks - 17.1%
ANZ Banking Group Ltd. 1.1976% 1/10/14 (c)(e)	1,000,000	1,002,080
Bank of Montreal 0.9171% 4/29/14 (e)	2,000,000	2,005,744
Bank of Nova Scotia 1.4976% 1/12/15 (e)	1,000,000	1,014,740
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.1269% 2/24/14 (c)(e)	500,000	500,192
Barclays Bank PLC:
1.4961% 1/13/14 (e)	2,000,000	1,995,532
2.5% 1/23/13	1,121,000	1,128,576
BB&T Corp. 1.1471% 4/28/14 (e)	2,000,000	2,009,870
BNP Paribas:
0.8596% 4/8/13 (e)	1,000,000	995,666
1.3576% 1/10/14 (e)	1,000,000	988,448
Commonwealth Bank of Australia 1.1979% 3/17/14 (c)(e)	2,500,000	2,507,280
Credit Suisse New York Branch:
1.4151% 1/14/14 (e)	2,500,000	2,502,258
5% 5/15/13	500,000	515,721
Danske Bank A/S 1.5051% 4/14/14 (c)(e)	500,000	489,266
Deutsche Bank 1.1051% 1/18/13 (e)	2,000,000	2,000,874
Fifth Third Bancorp 6.25% 5/1/13	1,000,000	1,040,021
Fifth Third Bank 0.5759% 5/17/13 (e)	3,000,000	2,989,425
ING Bank NV:
1.7751% 10/18/13 (c)(e)	500,000	501,625
1.8679% 6/9/14 (c)(e)	2,000,000	1,990,992
KeyCorp. 6.5% 5/14/13	2,000,000	2,084,290
National Australia Bank Ltd.:
1.1776% 4/11/14 (c)(e)	1,199,000	1,200,656
5.35% 6/12/13 (c)	269,000	279,987
PNC Funding Corp. 0.6466% 1/31/14 (e)	2,000,000	1,990,448
Rabobank (Netherlands) NV 0.8051% 4/14/14 (e)	3,250,000	3,222,489
Royal Bank of Canada 0.7551% 4/17/14 (e)	3,000,000	3,006,750
Sumitomo Mitsui Banking Corp. 1.4031% 7/22/14 (c)(e)	2,620,000	2,644,945
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,500,000	2,505,823
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
The Toronto Dominion Bank:
0.7551% 7/14/14 (e)	$ 2,000,000	$ 2,005,040
0.9159% 11/1/13 (e)	500,000	502,423
U.S. Bank NA:
0.6681% 10/26/12 (e)	2,000,000	2,001,750
0.7351% 10/14/14 (e)	510,000	507,837
Union Bank NA 1.4169% 6/6/14 (e)	2,000,000	1,989,872
Wachovia Bank NA 0.8459% 11/3/14 (e)	2,500,000	2,463,008
Wells Fargo & Co. 4.375% 1/31/13	2,000,000	2,039,110
Westpac Banking Corp. 1.1906% 3/31/14 (c)(e)	1,000,000	1,001,907
		55,624,645
Consumer Finance - 6.7%
American Express Credit Corp.:
1.3176% 6/24/14 (e)	1,700,000	1,712,274
1.5679% 6/12/15 (e)	1,000,000	1,015,504
American Honda Finance Corp. 0.9159% 5/8/14 (c)(e)	2,000,000	2,002,456
Capital One Financial Corp. 1.6051% 7/15/14 (e)	5,040,000	5,008,102
Caterpillar Financial Services Corp. 0.8159% 2/9/15 (e)	2,000,000	2,007,508
General Electric Capital Corp.:
1.1521% 4/24/14 (e)	2,090,000	2,092,266
1.3096% 1/7/14 (e)	5,000,000	5,027,060
HSBC Finance Corp. 0.8179% 9/14/12 (e)	794,000	794,012
Toyota Motor Credit Corp. 0.8551% 1/17/14 (e)	2,000,000	2,006,866
		21,666,048
Diversified Financial Services - 6.2%
Bank of America Corp.:
2.0076% 7/11/14 (e)	2,000,000	1,990,550
4.9% 5/1/13	2,500,000	2,560,845
BP Capital Markets PLC 1.0679% 3/11/14 (e)	2,000,000	2,011,216
Citigroup, Inc.:
1.9061% 1/13/14 (e)	2,341,000	2,342,007
2.4669% 8/13/13 (e)	1,500,000	1,516,070
5.5% 4/11/13	2,000,000	2,056,690
MassMutual Global Funding II:
0.6269% 12/6/13 (c)(e)	841,000	841,574
0.8351% 1/14/14 (c)(e)	2,942,000	2,941,473
MetLife Institutional Funding II 1.3606% 4/4/14 (c)(e)	4,000,000	4,023,028
		20,283,453
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 4.2%
Berkshire Hathaway Finance Corp. 0.7876% 1/10/14 (e)	$ 2,000,000	$ 2,007,798
Metropolitan Life Global Funding I 2.5% 1/11/13 (c)	1,000,000	1,008,578
Monumental Global Funding III 0.6551% 1/15/14 (c)(e)	2,000,000	1,970,508
New York Life Global Funding 0.7206% 4/4/14 (c)(e)	3,400,000	3,408,221
Principal Life Global Funding II 1.0801% 7/9/14 (c)(e)	1,500,000	1,499,286
Principal Life Income Funding Trusts 0.6459% 11/8/13 (e)	1,425,000	1,424,615
Prudential Financial, Inc.:
3.625% 9/17/12	1,500,000	1,505,222
5.15% 1/15/13	1,000,000	1,019,978
		13,844,206
TOTAL FINANCIALS		130,405,611
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Teva Pharmaceutical Finance Co. BV 1.3659% 11/8/13 (e)	1,250,000	1,259,426
Teva Pharmaceutical Finance III BV 0.9679% 3/21/14 (e)	1,000,000	1,003,714
		2,263,140
INDUSTRIALS - 1.6%
Aerospace & Defense - 1.6%
United Technologies Corp. 0.7469% 12/2/13 (e)	5,000,000	5,018,040
INFORMATION TECHNOLOGY - 1.5%
Computers & Peripherals - 0.6%
Hewlett-Packard Co. 0.7469% 5/24/13 (e)	2,000,000	1,996,166
IT Services - 0.2%
The Western Union Co. 1.0479% 3/7/13 (e)	530,000	532,009
Office Electronics - 0.7%
Xerox Corp.:
1.2859% 5/16/14 (e)	1,195,000	1,191,122
1.8679% 9/13/13 (e)	1,025,000	1,031,809
		2,222,931
TOTAL INFORMATION TECHNOLOGY		4,751,106
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.5%
Metals & Mining - 0.5%
BHP Billiton Financial (USA) Ltd. 0.7369% 2/18/14 (e)	$ 1,500,000	$ 1,504,883
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
British Telecommunications PLC 1.5926% 12/20/13 (e)	1,295,000	1,299,917
Qwest Corp. 3.7179% 6/15/13 (e)	1,000,000	1,007,272
Telefonica Emisiones SAU 2.582% 4/26/13	621,000	617,886
Verizon Communications, Inc. 1.0706% 3/28/14 (e)	3,000,000	3,025,530
		5,950,605
UTILITIES - 2.6%
Electric Utilities - 1.1%
Alabama Power Co. 4.85% 12/15/12	500,000	508,140
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,400,000	1,479,866
EDP Finance BV 5.375% 11/2/12 (c)	300,000	301,350
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	531,198
Northeast Utilities 1.2179% 9/20/13 (e)	810,000	814,133
		3,634,687
Multi-Utilities - 1.5%
Dominion Resources, Inc. 5% 3/15/13	1,000,000	1,026,941
DTE Energy Co. 1.1669% 6/3/13 (e)	1,183,000	1,185,961
Sempra Energy 1.2279% 3/15/14 (e)	2,695,000	2,695,515
		4,908,417
TOTAL UTILITIES		8,543,104
TOTAL NONCONVERTIBLE BONDS (Cost $172,590,169)		172,880,687
U.S. Government Agency Obligations - 8.5%

Fannie Mae:
0.75% 2/26/13 (d)	14,000,000	14,041,710
0.875% 8/28/14	3,000,000	3,035,184
4.625% 10/15/13	10,000,000	10,527,950
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $27,601,798)		27,604,844
U.S. Government Agency - Mortgage Securities - 1.7%
	Principal Amount	Value
Fannie Mae - 1.7%
2.381% 11/1/34 (e)	$ 470,977	$ 502,200
2.388% 7/1/35 (e)	751,724	792,873
2.404% 6/1/35 (e)	942,537	995,302
2.427% 12/1/34 (e)	509,274	540,641
2.493% 11/1/34 (e)	508,815	539,351
2.509% 10/1/35 (e)	1,027,755	1,094,215
2.541% 6/1/35 (e)	409,554	435,707
2.582% 2/1/34 (e)	279,427	292,377
2.634% 7/1/34 (e)	460,492	492,594
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,474,077)		5,685,260
Asset-Backed Securities - 18.2%

Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (c)	1,000,000	1,008,236
Series 2011-1 Class A2, 0.81% 10/15/13	17,928	17,929
Series 2011-5 Class A2, 0.8% 6/16/14	860,635	861,685
Series 2012-1 Class A2, 0.71% 9/15/14	996,136	997,752
Series 2012-2 Class A2, 0.56% 10/15/14	390,000	390,280
Series 2012-3 Class A2, 0.7% 1/15/15	1,000,000	1,001,997
Ally Master Owner Trust:
Series 2010-1 Class A, 1.9988% 1/15/15 (c)(e)	700,000	704,992
Series 2011-1 Class A1, 1.1188% 1/15/16 (e)	3,290,000	3,310,351
Series 2011-5 Class A1, 0.8988% 6/15/15 (e)	510,000	511,361
Series 2012-2 Class A, 0.7488% 3/15/16 (e)	1,000,000	1,000,873
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	1,000,000	1,004,491
Series 2011-1 Class A2, 0.84% 6/9/14	191,516	191,566
Series 2011-2 Class A2, 0.9% 9/8/14	375,057	375,062
Series 2011-4 Class A/S, 0.92% 3/9/15	375,559	376,161
Series 2011-5 Class A2, 1.19% 8/8/15	99,169	99,531
Series 2012-1 Class A2, 0.91% 10/8/15	1,000,000	1,002,325
Series 2012-2 Class A2, 0.76% 10/8/15	1,000,000	1,000,824
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	650,000	657,500
Bank of America Automobile Trust Series 2012-1 Class A2, 0.59% 11/17/14	2,000,000	2,002,602
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.7488% 6/15/15 (e)	1,000,000	1,005,356
Asset-Backed Securities - continued
	Principal Amount	Value
Bank One Issuance Trust Series 2003-A8, 0.4988% 5/16/16 (e)	$ 500,000	$ 501,628
BMW Vehicle Lease Trust:
Series 2010-1 Class A4, 0.96% 1/15/14	650,000	650,246
Series 2011-1 Class A2, 0.64% 4/22/13	168,000	168,023
Series 2012-1 Class A2, 0.59% 6/20/14	750,000	750,811
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (c)	329,000	338,637
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.72% 11/15/13	41,226	41,232
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	1,080,000	1,090,682
Series 2011-A1 Class A1, 0.4388% 3/16/15 (e)	640,000	640,564
Series 2011-A2 Class A2, 0.3388% 5/15/15 (e)	990,000	990,317
Series 2011-A3 Class A3, 0.3688% 12/15/15 (e)	2,000,000	2,001,728
Series 2012-A Class A1, 0.3488% 5/16/16 (e)	2,000,000	2,000,000
CIT Equipment Collateral Series 2012-VT1 Class A2, 0.85% 5/20/14 (c)	750,000	750,631
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	340,000	342,466
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4518% 11/16/15 (e)	1,000,000	1,001,278
Series 2012-A2 Class A2, 0.3918% 10/17/16 (e)	1,000,000	999,314
Series 2012-A5 Class A5, 0.4457% 7/15/15 (e)	5,000,000	5,000,000
Fannie Mae Series 2004-T5:
Class AB1, 0.7634% 5/28/35 (e)	80,751	57,226
Class AB3, 1.0694% 5/28/35 (e)	32,052	19,802
Ford Credit Auto Lease Trust Series 2011-A Class A2, 0.74% 9/15/13	573,977	574,515
Ford Credit Auto Owner Trust:
Series 2009-D Class A4, 2.98% 8/15/14	130,000	131,697
Series 2011-B Class A2, 0.68% 1/15/14	379,999	380,214
Series 2012-A Class A2, 0.62% 9/15/14	578,076	578,426
Series 2012-B Class A2, 0.57% 1/15/15	1,000,000	1,000,649
Ford Credit Automobile Lease Trust Series 2012-A Class A2, 0.63% 4/15/14	2,000,000	2,001,730
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8988% 12/15/14 (c)(e)	490,000	492,798
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	242,394
Series 2012-1 Class A, 0.7118% 1/15/16 (e)	3,000,000	3,010,181
Fremont Home Loan Trust Series 2005-A Class M4, 1.2662% 1/25/35 (e)	125,000	16,955
GE Capital Credit Card Master Note Trust Series 2012-1 Class A, 1.03% 1/15/18	857,000	864,956
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	$ 430,000	$ 430,922
GE Equipment Transportation LLC Series 2012-1 Class A2, 0.74% 9/22/14	310,000	310,394
Home Equity Asset Trust Series 2003-5 Class A2, 0.9462% 12/25/33 (e)	10,566	8,598
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A4, 3.3% 9/15/15	90,740	91,363
Series 2011-3 Class A2, 0.67% 4/21/14	270,306	270,707
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 0.69% 11/15/13 (c)	586,633	586,799
Hyundai Auto Receivable Trust Series 2012-B Class A2, 0.54% 1/15/15	1,500,000	1,500,179
John Deere Owner Trust:
Series 2011-A Class A2, 0.64% 6/16/14	609,626	609,847
Series 2012-A Class A2, 0.59% 6/16/14	500,000	500,182
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2, 0.9% 1/15/14 (c)	820,596	821,691
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7162% 8/25/35 (e)	20,366	16,301
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5862% 8/25/34 (e)	65,756	50,163
Nissan Auto Lease Trust:
Series 2011-A Class A2, 0.7% 1/15/14	654,501	655,321
Series 2011-B Class A2, 0.4218% 2/17/14 (e)	858,968	859,518
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	417,356	417,625
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.7118% 5/15/17 (e)	750,000	751,949
Ocala Funding LLC Series 2006-1A Class A, 1.6468% 3/20/11 (b)(c)(e)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6962% 9/25/34 (e)	435,000	96,620
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0462% 4/25/33 (e)	1,451	1,197
Santander Drive Auto Receivables Trust:
Series 2011-1, Class A2, 0.94% 2/18/14	125,607	125,747
Series 2011-4 Class A2, 1.37% 3/16/15	209,151	210,143
Series 2012-1 Class A2, 1.25% 4/15/15	731,177	734,888
Series 2012-2 Class A2, 0.91% 5/15/15	500,000	501,628
Series 2012-3 Class A2, 0.83% 4/15/15	1,000,000	1,002,796
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1062% 9/25/34 (e)	21,802	16,312
Asset-Backed Securities - continued
	Principal Amount	Value
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	$ 130,804	$ 130,971
Volkswagen Auto Lease Trust:
Series 2010-A Class A4, 1.18% 10/20/15	120,000	120,616
Series 2011-A Class A2, 1% 2/20/14	155,476	155,811
Volkswagen Auto Loan Enhanced Trust:
Series 2011-1 Class A3, 1.22% 6/22/15	140,000	141,032
Series 2012-1 Series A2, 0.61% 10/20/14	1,000,000	1,001,157
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	1,500,000	1,495,210
World Omni Auto Receivables Trust Series 2012-A Class A2, 0.52% 6/15/15	1,360,000	1,360,605
TOTAL ASSET-BACKED SECURITIES (Cost $60,572,460)		59,136,266
Collateralized Mortgage Obligations - 14.2%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6159% 5/17/60 (c)(e)	1,740,000	1,745,775
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (c)(e)	301,392	302,119
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3868% 12/20/54 (c)(e)	318,100	308,780
Granite Mortgages Series 2003-2 Class 1A3, 0.9551% 7/20/43 (e)	120,658	118,022
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.8551% 1/20/44 (e)	48,517	47,646
Series 2004-1 Class 2A1, 0.7879% 3/20/44 (e)	260,169	253,886
Series 2004-3 Class 2A1, 0.7479% 9/20/44 (e)	323,795	316,186
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5762% 12/25/34 (e)	207,064	186,293
Holmes Master Issuer PLC floater Series 2012-1A Class A1, 0.4418% 1/15/13 (c)(e)	1,000,000	1,000,870
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	165,949	166,390
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4462% 9/25/36 (e)	990,803	804,542
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	163,291	163,299
TOTAL PRIVATE SPONSOR		5,413,808
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 12.5%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7462% 9/25/23 (e)	$ 53,716	$ 53,942
Series 2010-86 Class FE, 0.6962% 8/25/25 (e)	393,216	395,146
floater planned amortization Series 2005-90 Class FC, 0.4962% 10/25/35 (e)	200,982	201,104
planned amortization Series 2003-92 Class PD, 4.5% 3/25/17	718,308	717,165
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	673,313	688,563
Series 2009-69 Class EA, 5% 10/25/36	2,945,854	3,042,072
Series 2011-16 Class FB, 0.3962% 3/25/31 (e)	2,208,847	2,207,992
sequential payer floater:
Series 2005-74 Class DF, 0.5962% 7/25/35 (e)	5,157,915	5,170,517
Series 2005-83 Class FP, 0.5762% 10/25/35 (e)	7,351,218	7,365,150
Series 2011-23 Class AB, 2.75% 6/25/20	174,643	181,383
Freddie Mac:
floater:
Series 2711 Class FC, 1.1488% 2/15/33 (e)	478,155	486,038
Series 3346 Class FA, 0.4788% 2/15/19 (e)	4,669,354	4,676,493
floater planned amortization:
Series 2953 Class LF, 0.5488% 12/15/34 (e)	2,976,417	2,982,766
Series 3102 Class FD, 0.5488% 1/15/36 (e)	568,404	570,743
Series 3117 Class JF, 0.5488% 2/15/36 (e)	223,188	223,960
floater sequential payer:
Series 2755 Class FI, 0.6488% 10/15/31 (e)	867,974	868,211
Series 3387 Class DF, 0.4288% 10/15/17 (e)	554,720	554,841
planned amortization Series 2836 Class PX, 4% 5/15/18	1,425,207	1,460,224
planned amortization class:
Series 3081 Class CP 5.5% 10/15/34	1,096,598	1,148,272
Series 3792 Class DF, 0.6488% 11/15/40 (e)	856,702	858,847
sequential payer:
Series 2582 Class CG, 4% 11/15/17	495,191	504,939
Series 2924 Class DA, 4.5% 2/15/19	538,695	550,138
Series 3540 Class CD, 2% 6/15/14	145,174	145,222
Series 3560 Class LA, 2% 8/15/14	489,230	492,256
Series 3573 Class LC, 1.85% 8/15/14	727,836	732,214
Series 3659 Class EJ 3% 6/15/18	771,688	797,468
Series 3696 Class AE, 1.2% 7/15/15	370,591	371,541
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater planned amortization Series 2004-80 Class FM, 0.5468% 7/20/34 (e)	$ 2,631,654	$ 2,636,112
floater sequential payer Series 2010-120 Class FB 0.5468% 9/20/35 (e)	409,553	410,093
planned amortization class:
Series 2010-112 Class PM 3.25% 9/20/33	157,102	162,339
Series 2010-99 Class PT, 3.5% 8/20/33	197,394	204,657
TOTAL U.S. GOVERNMENT AGENCY		40,860,408
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,531,190)		46,274,216
Commercial Mortgage Securities - 1.5%

Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class G, 0.7788% 3/15/22 (c)(e)	100,000	94,007
Class H, 1.0288% 3/15/22 (c)(e)	110,000	101,757
COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4658% 2/5/19 (c)(e)	604,260	587,056
Commercial Mortgage pass-thru certificates Series 2011-STRT Class A, 2.555% 12/10/24 (c)	220,000	220,603
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.8687% 6/15/39 (e)	49,832	49,804
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	223,233	229,631
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6398% 5/10/40 (e)	120,000	124,560
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class A1, 1.1031% 3/6/20 (c)(e)	430,067	428,511
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	40,195	40,260
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	109,363	109,620
Series 2011-GC5 Class A1, 1.468% 8/10/44 (e)	194,921	197,631
Series 2012-GC6 Class A1, 1.282% 1/10/45	91,905	92,540
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(e)	$ 211,756	$ 211,759
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	199,761	201,971
Series 2003-CB7 Class A4, 4.879% 1/12/38 (e)	101,870	105,605
Series 2012-C6 Class A1, 1.0305% 5/15/45	278,014	279,108
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	172,956	173,479
Series 2007-LD11 Class A2, 5.9943% 6/15/49 (e)	187,980	194,052
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	80,000	81,500
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (c)(e)	247,826	143,739
Series 2007-XLFA:
Class A2, 0.342% 10/15/20 (c)(e)	401,487	387,414
Class B, 0.372% 10/15/20 (c)(e)	440,000	411,400
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	76,030	77,219
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	104,915	107,936
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A1, 0.3318% 9/15/21 (c)(e)	333,834	323,584
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,408,177)		4,974,746
Municipal Securities - 1.0%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 11/1/12 (e)(f)	3,000,000	3,000,000
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.55%, tender 9/4/12 (e)(f)	400,000	399,992
TOTAL MUNICIPAL SECURITIES (Cost $3,400,000)		3,399,992
Bank Notes - 0.6%
	Principal Amount	Value
National City Bank, Cleveland 0.5669% 3/1/13 (e) (Cost $1,992,338)	$ 2,000,000	$ 2,002,946
Certificates of Deposit - 1.4%

Bank of Nova Scotia yankee:
0.8751% 10/18/13 (e)	2,000,000	2,006,364
0.9659% 2/10/14 (e)	1,000,000	1,001,523
Nordea Bank Finland PLC yankee 0.9459% 2/7/13 (e)	1,000,000	1,000,767
Westpac Banking Corp. yankee 1.2076% 7/10/13 (e)	500,000	502,290
TOTAL CERTIFICATES OF DEPOSIT (Cost $4,499,417)		4,510,944
Commercial Paper - 0.8%

British Telecommunications PLC 1.5% 5/14/13	1,000,000	990,816
Vodafone Group PLC yankee:
1% 12/28/12	500,000	498,521
1.25% 3/12/13	1,000,000	994,406
TOTAL COMMERCIAL PAPER (Cost $2,478,271)		2,483,743
Money Market Funds - 1.6%
Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $5,056,415)	5,056,415	5,056,415
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $335,604,312)	334,010,059
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(8,308,173)
NET ASSETS - 100%	$ 325,701,886
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
30 Eurodollar 90 Day Index Contracts	Sept. 2012	$ 29,971,125	$ 17,098

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,251,424 or 16.3% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $20,060.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,128
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 172,880,687	$ -	$ 172,880,687	$ -
U.S. Government and Government Agency Obligations	27,604,844	-	27,604,844	-
U.S. Government Agency - Mortgage Securities	5,685,260	-	5,685,260	-
Asset-Backed Securities	59,136,266	-	59,136,266	-
Collateralized Mortgage Obligations	46,274,216	-	46,274,216	-
Commercial Mortgage Securities	4,974,746	-	4,419,607	555,139
Municipal Securities	3,399,992	-	3,399,992	-
Bank Notes	2,002,946	-	2,002,946	-
Certificates of Deposit	4,510,944	-	4,510,944	-
Commercial Paper	2,483,743	-	2,483,743	-
Money Market Funds	5,056,415	5,056,415	-	-
Total Investments in Securities:	$ 334,010,059	$ 5,056,415	$ 328,398,505	$ 555,139
Derivative Instruments:
Assets
Futures Contracts	$ 17,098	$ 17,098	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 17,098	$ -
Total Value of Derivatives	$ 17,098	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.6%
United Kingdom	4.7%
Canada	2.9%
Netherlands	2.7%
Australia	2.4%
Japan	1.0%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $330,547,897)	$ 328,953,644
Fidelity Central Funds (cost $5,056,415)	5,056,415
Total Investments (cost $335,604,312)		$ 334,010,059
Receivable for investments sold		3,156,355
Receivable for fund shares sold		460,939
Interest receivable		704,177
Distributions receivable from Fidelity Central Funds		1,397
Receivable from investment adviser for expense reductions		102
Other receivables		17
Total assets		338,333,046

Liabilities
Payable to custodian bank	$ 12
Payable for investments purchased	12,251,684
Payable for fund shares redeemed	249,950
Distributions payable	3,100
Accrued management fee	85,640
Distribution and service plan fees payable	2,363
Payable for daily variation margin on futures contracts	375
Other affiliated payables	38,036
Total liabilities		12,631,160

Net Assets		$ 325,701,886
Net Assets consist of:
Paid in capital		$ 454,393,403
Undistributed net investment income		36,211
Accumulated undistributed net realized gain (loss) on investments		(127,150,574)
Net unrealized appreciation (depreciation) on investments		(1,577,154)
Net Assets		$ 325,701,886

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,634,996 ÷ 1,904,327 shares)	$ 8.21

Maximum offering price per share (100/98.50 of $8.21)	$ 8.34
Class T: Net Asset Value and redemption price per share ($3,311,687 ÷ 403,328 shares)	$ 8.21

Maximum offering price per share (100/98.50 of $8.21)	$ 8.34
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($291,005,380 ÷ 35,440,112 shares)	$ 8.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,749,823 ÷ 1,918,222 shares)	$ 8.21

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2012

Investment Income
Interest		$ 2,633,640
Income from Fidelity Central Funds		11,128
Total income		2,644,768

Expenses
Management fee	$ 894,755
Transfer agent fees	298,549
Distribution and service plan fees	30,543
Fund wide operations fee	95,414
Independent trustees' compensation	981
Miscellaneous	779
Total expenses before reductions	1,321,021
Expense reductions	(808)	1,320,213
Net investment income (loss)		1,324,555
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(168,106)
Futures contracts	6,500
Total net realized gain (loss)		(161,606)
Change in net unrealized appreciation (depreciation) on: Investment securities	560,805
Futures contracts	17,050
Total change in net unrealized appreciation (depreciation)		577,855
Net gain (loss)		416,249
Net increase (decrease) in net assets resulting from operations		$ 1,740,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,324,555	$ 865,259
Net realized gain (loss)	(161,606)	(1,556,025)
Change in net unrealized appreciation (depreciation)	577,855	3,140,998
Net increase (decrease) in net assets resulting from operations	1,740,804	2,450,232
Distributions to shareholders from net investment income	(1,226,234)	(936,826)
Share transactions - net increase (decrease)	65,951,070	(6,245,769)
Redemption fees	17,158	16,839
Total increase (decrease) in net assets	66,482,798	(4,715,524)

Net Assets
Beginning of period	259,219,088	263,934,612
End of period (including undistributed net investment income of $36,211 and distributions in excess of net investment income of $61,884, respectively)	$ 325,701,886	$ 259,219,088

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Income from Investment Operations
Net investment income (loss) C	.023	.013	.047	.091	.384
Net realized and unrealized gain (loss)	.007	.051	.040	(.167)	(1.612)
Total from investment operations	.030	.064	.087	(.076)	(1.228)
Distributions from net investment income	(.020)	(.015)	(.047)	(.071)	(.294)
Tax return of capital	-	-	-	(.003)	(.039)
Total distributions	(.020)	(.015)	(.047)	(.074)	(.333)
Redemption fees added to paid in capital C	- G	.001	- G	- G	.001
Net asset value, end of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return A,B	.36%	.80%	1.08%	(.92)%	(12.71)%
Ratios to Average Net Assets D,F
Expenses before reductions	.66%	.63%	.64%	.68%	.67%
Expenses net of fee waivers, if any	.66%	.63%	.64%	.68%	.67%
Expenses net of all reductions	.66%	.63%	.64%	.67%	.66%
Net investment income (loss)	.28%	.16%	.58%	1.13%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,635	$ 12,242	$ 18,129	$ 8,033	$ 6,268
Portfolio turnover rate E	80%	103%	95%	92%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Income from Investment Operations
Net investment income (loss) C	.019	.009	.044	.090	.377
Net realized and unrealized gain (loss)	.007	.052	.040	(.168)	(1.607)
Total from investment operations	.026	.061	.084	(.078)	(1.230)
Distributions from net investment income	(.016)	(.012)	(.044)	(.069)	(.292)
Tax return of capital	-	-	-	(.003)	(.039)
Total distributions	(.016)	(.012)	(.044)	(.072)	(.331)
Redemption fees added to paid in capital C	- G	.001	- G	- G	.001
Net asset value, end of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return A,B	.32%	.76%	1.03%	(.94)%	(12.72)%
Ratios to Average Net Assets D,F
Expenses before reductions	.72%	.68%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.70%	.68%	.68%	.69%	.69%
Expenses net of all reductions	.70%	.68%	.68%	.69%	.69%
Net investment income (loss)	.23%	.12%	.54%	1.11%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,312	$ 4,811	$ 5,334	$ 3,114	$ 2,910
Portfolio turnover rate E	80%	103%	95%	92%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Income from Investment Operations
Net investment income (loss) B	.040	.028	.063	.111	.404
Net realized and unrealized gain (loss)	.006	.051	.040	(.169)	(1.603)
Total from investment operations	.046	.079	.103	(.058)	(1.199)
Distributions from net investment income	(.036)	(.030)	(.063)	(.088)	(.310)
Tax return of capital	-	-	-	(.004)	(.042)
Total distributions	(.036)	(.030)	(.063)	(.092)	(.352)
Redemption fees added to paid in capital B	- F	.001	- F	- F	.001
Net asset value, end of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return A	.57%	.99%	1.27%	(.70)%	(12.42)%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.44%	.45%
Net investment income (loss)	.48%	.34%	.77%	1.36%	4.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,005	$ 239,921	$ 239,266	$ 217,282	$ 315,401
Portfolio turnover rate D	80%	103%	95%	92%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Income from Investment Operations
Net investment income (loss) B	.037	.025	.057	.102	.416
Net realized and unrealized gain (loss)	.009	.051	.040	(.168)	(1.619)
Total from investment operations	.046	.076	.097	(.066)	(1.203)
Distributions from net investment income	(.036)	(.027)	(.057)	(.081)	(.306)
Tax return of capital	-	-	-	(.003)	(.042)
Total distributions	(.036)	(.027)	(.057)	(.084)	(.348)
Redemption fees added to paid in capital B	- F	.001	- F	- F	.001
Net asset value, end of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return A	.56%	.95%	1.20%	(.80)%	(12.46)%
Ratios to Average Net Assets C,E
Expenses before reductions	.48%	.49%	.52%	.58%	.48%
Expenses net of fee waivers, if any	.48%	.49%	.52%	.55%	.48%
Expenses net of all reductions	.48%	.49%	.52%	.54%	.48%
Net investment income (loss)	.45%	.31%	.70%	1.26%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,750	$ 2,245	$ 1,206	$ 623	$ 594
Portfolio turnover rate D	80%	103%	95%	92%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2012

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2012,

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, premium on debt securities, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 945,142
Gross unrealized depreciation	(2,438,610)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,493,468)

Tax Cost	$ 335,503,527

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (126,852,880)
Net unrealized appreciation (depreciation)	$ (1,493,468)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration

2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total with expiration	(125,615,360)
No expiration
Long-term	(1,237,520)
Total capital loss carryforward	$ (126,852,880)

The tax character of distributions paid was as follows:

	July 31, 2012	July 31, 2011
Ordinary Income	$ 1,226,234	$ 936,826

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $6,500 and a change in net unrealized appreciation (depreciation) of $17,050 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $155,769,994 and $82,563,463, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.15%	$ 24,066	$ 1,730
Class T	0%	.15%	6,477	5
			$ 30,543	$ 1,735

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,963
Class T	801
$ 4,764

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 24,871.16
Class T	9,336.22
Ultra-Short Bond	257,791.10
Institutional Class	6,551.13
	$ 298,549

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

Notes to Financial Statements - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $779 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	.70%	$ 741

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $67.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2012	2011
From net investment income
Class A	$ 38,543	$ 30,970
Class T	7,892	7,200
Ultra-Short Bond	1,158,011	894,223
Institutional Class	21,788	4,433
Total	$ 1,226,234	$ 936,826

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Class A
Shares sold	1,603,688	1,065,924	$ 13,112,637	$ 8,721,384
Reinvestment of distributions	3,920	2,786	32,092	22,762
Shares redeemed	(1,196,047)	(1,799,361)	(9,779,740)	(14,718,442)
Net increase (decrease)	411,561	(730,651)	$ 3,364,989	$ (5,974,296)
Class T
Shares sold	331,712	231,971	$ 2,711,930	$ 1,901,011
Reinvestment of distributions	897	787	7,343	6,425
Shares redeemed	(515,942)	(300,216)	(4,218,475)	(2,455,991)
Net increase (decrease)	(183,333)	(67,458)	$ (1,499,202)	$ (548,555)
Ultra-Short Bond
Shares sold	16,883,162	10,075,512	$ 138,113,317	$ 82,446,504
Reinvestment of distributions	138,342	105,881	1,132,483	866,057
Shares redeemed	(10,834,545)	(10,269,460)	(88,649,539)	(84,068,521)
Net increase (decrease)	6,186,959	(88,067)	$ 50,596,261	$ (755,960)
Institutional Class
Shares sold	1,909,832	250,678	$ 15,655,264	$ 2,055,596
Reinvestment of distributions	2,252	412	18,456	3,373
Shares redeemed	(267,573)	(125,316)	(2,184,698)	(1,025,927)
Net increase (decrease)	1,644,511	125,774	$ 13,489,022	$ 1,033,042

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $703,019 of distributions paid during the period January 1, 2012 to July 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ULB-UANN-0912
1.789713.109

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Ultra-Short Bond

Fund - Class A and Class T

Annual Report

July 31, 2012

(Fidelity Cover Art)

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 1.50% sales charge) B	-1.14%	-2.72%	-0.16%
Class T (incl. 1.50% sales charge) C	-1.19%	-2.75%	-0.18%

A Since August 29, 2002

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity® Ultra-Short Bond Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

C Class T shares bear a 0.15% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity® Ultra-Short Bond Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Ultra-Short Bond Fund - Class A on August 29, 2002, when the fund started, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® 6 Month Swap Index performed over the same period. The initial offering of Class A took place on June 16, 2004. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of declining interest rates, fear related to the European debt crisis, political uncertainty in the Middle East, mixed global economic data and increasingly accommodative monetary policy around the world, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - generated a 7.25% gain for the 12 months ending July 31, 2012. Among major sectors that comprise the index, investment-grade corporate bonds fared best, up 9.87%, bolstered by good issuer fundamentals, rising profitability throughout most of the period and strong global demand for U.S. fixed-income assets that offered a higher-yielding alternative to ultra-low-yielding government bonds. At the same time, U.S. Treasury bonds benefited from investors' appetite for perceived "safe haven" assets, rising 8.17%. Despite struggling a bit early on, commercial mortgage-backed securities advanced 7.49%, aided by investors' thirst for higher yields, as well as improving commercial real estate market fundamentals. Government-agency-backed residential mortgage-backed securities (MBS) lagged the market, with a 4.84% return, despite receiving a boost from slower-than-expected prepayments and the Federal Reserve's program to reinvest payments from its holdings of agency debentures into the MBS sector. Asset-backed and agency securities saw similarly modest gains of 4.50% and 4.08%, respectively.

Comments from Robert Galusza, Portfolio Manager of Fidelity Advisor® Ultra-Short Bond Fund: For the year, the fund's Class A and Class T shares returned 0.36% and 0.32%, respectively (excluding sales charges), versus 0.39% for the Barclays® 6 Month Swap Index. The fund may invest in many different types of debt securities in an effort to achieve its investment objective, including securities that are not part of the Barclays index. During the period, my out-of-benchmark investments in all major segments of the short-term bond market largely aided the fund's performance, because most of these groups beat the index. The biggest contributors were corporate bonds issued by banks and other types of financial institutions. Corporate securities in a variety of industrials groups also aided performance, as did bonds in securitized sectors, such as asset-backed securities (ABS) derived from car loan and credit card receivables, and commercial mortgage-backed securities (CMBS). Elsewhere, the fund's government-related holdings, which included agency-backed debentures as well as collateralized mortgage obligations (CMOs) structured from government-guaranteed mortgages, provided a further boost to results. Lastly, a small position in hybrid adjustable-rate mortgage-backed securities modestly contributed.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	.66%
Actual		$ 1,000.00	$ 1,006.40	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.32
Class T	.71%
Actual		$ 1,000.00	$ 1,006.20	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.33	$ 3.57
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,007.40	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,007.40	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of July 31, 2012 *	As of January 31, 2012 **
U.S. Government and U.S. Government Agency Obligations 22.7%	U.S. Government and U.S. Government Agency Obligations† 29.8%
AAA 19.9%	AAA 23.2%
AA 14.5%	AA 19.9%
A 24.2%	A 14.2%
BBB 12.8%	BBB 7.7%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 2.8%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2012
6 months ago
Years	1.4	1.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2012
6 months ago
Years	0.4	0.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of July 31, 2012 *		As of January 31, 2012 **
	Corporate Bonds 53.1%		Corporate Bonds 42.8%
	U.S. Government and U.S. Government Agency Obligations 22.7%		U.S. Government and U.S. Government Agency Obligations† 29.8%
	Asset-Backed Securities 18.2%		Asset-Backed Securities 17.9%
	CMOs and Other Mortgage Related Securities 3.2%		CMOs and Other Mortgage Related Securities 5.0%
	Other Investments 0.0%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.1%
* Foreign investments	16.4%	** Foreign investments	17.3%

* Futures and Swaps	9.2%	** Futures and Swaps	5.4%

† Includes FDIC Guaranteed Corporate Securities.

Annual Report

Investments July 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 53.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.5%
Johnson Controls, Inc. 0.8759% 2/4/14 (e)	$ 1,500,000	$ 1,504,710
Automobiles - 1.7%
Daimler Finance North America LLC:
1.2376% 4/10/14 (c)(e)	1,250,000	1,251,704
1.6679% 9/13/13 (c)(e)	1,800,000	1,810,105
Volkswagen International Finance NV 1.0706% 4/1/14 (c)(e)	2,500,000	2,501,938
		5,563,747
Specialty Retail - 0.2%
Staples, Inc. 7.375% 10/1/12	750,000	757,999
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp. 1.2169% 8/23/13 (e)	601,000	604,107
TOTAL CONSUMER DISCRETIONARY		8,430,563
CONSUMER STAPLES - 1.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 0.9981% 1/27/14 (e)	512,000	515,840
Food Products - 1.4%
General Mills, Inc. 0.8159% 5/16/14 (e)	2,475,000	2,481,529
Kraft Foods, Inc. 1.3326% 7/10/13 (e)	2,000,000	2,011,226
		4,492,755
TOTAL CONSUMER STAPLES		5,008,595
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Total Capital Canada Ltd. 0.8351% 1/17/14 (e)	1,000,000	1,005,040
FINANCIALS - 40.0%
Capital Markets - 5.8%
BlackRock, Inc. 0.7669% 5/24/13 (e)	500,000	501,600
Goldman Sachs Group, Inc. 1.4659% 2/7/14 (e)	2,000,000	1,980,730
HSBC Bank PLC 1.2551% 1/17/14 (c)(e)	3,000,000	3,006,870
JPMorgan Chase & Co. 1.2521% 1/24/14 (e)	7,000,000	7,030,282
State Street Corp. 0.8179% 3/7/14 (e)	2,000,000	2,004,500
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp. 0.7171% 7/28/14 (e)	$ 2,000,000	$ 2,001,452
UBS AG Stamford Branch 1.4471% 1/28/14 (e)	2,463,000	2,461,825
		18,987,259
Commercial Banks - 17.1%
ANZ Banking Group Ltd. 1.1976% 1/10/14 (c)(e)	1,000,000	1,002,080
Bank of Montreal 0.9171% 4/29/14 (e)	2,000,000	2,005,744
Bank of Nova Scotia 1.4976% 1/12/15 (e)	1,000,000	1,014,740
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.1269% 2/24/14 (c)(e)	500,000	500,192
Barclays Bank PLC:
1.4961% 1/13/14 (e)	2,000,000	1,995,532
2.5% 1/23/13	1,121,000	1,128,576
BB&T Corp. 1.1471% 4/28/14 (e)	2,000,000	2,009,870
BNP Paribas:
0.8596% 4/8/13 (e)	1,000,000	995,666
1.3576% 1/10/14 (e)	1,000,000	988,448
Commonwealth Bank of Australia 1.1979% 3/17/14 (c)(e)	2,500,000	2,507,280
Credit Suisse New York Branch:
1.4151% 1/14/14 (e)	2,500,000	2,502,258
5% 5/15/13	500,000	515,721
Danske Bank A/S 1.5051% 4/14/14 (c)(e)	500,000	489,266
Deutsche Bank 1.1051% 1/18/13 (e)	2,000,000	2,000,874
Fifth Third Bancorp 6.25% 5/1/13	1,000,000	1,040,021
Fifth Third Bank 0.5759% 5/17/13 (e)	3,000,000	2,989,425
ING Bank NV:
1.7751% 10/18/13 (c)(e)	500,000	501,625
1.8679% 6/9/14 (c)(e)	2,000,000	1,990,992
KeyCorp. 6.5% 5/14/13	2,000,000	2,084,290
National Australia Bank Ltd.:
1.1776% 4/11/14 (c)(e)	1,199,000	1,200,656
5.35% 6/12/13 (c)	269,000	279,987
PNC Funding Corp. 0.6466% 1/31/14 (e)	2,000,000	1,990,448
Rabobank (Netherlands) NV 0.8051% 4/14/14 (e)	3,250,000	3,222,489
Royal Bank of Canada 0.7551% 4/17/14 (e)	3,000,000	3,006,750
Sumitomo Mitsui Banking Corp. 1.4031% 7/22/14 (c)(e)	2,620,000	2,644,945
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,500,000	2,505,823
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
The Toronto Dominion Bank:
0.7551% 7/14/14 (e)	$ 2,000,000	$ 2,005,040
0.9159% 11/1/13 (e)	500,000	502,423
U.S. Bank NA:
0.6681% 10/26/12 (e)	2,000,000	2,001,750
0.7351% 10/14/14 (e)	510,000	507,837
Union Bank NA 1.4169% 6/6/14 (e)	2,000,000	1,989,872
Wachovia Bank NA 0.8459% 11/3/14 (e)	2,500,000	2,463,008
Wells Fargo & Co. 4.375% 1/31/13	2,000,000	2,039,110
Westpac Banking Corp. 1.1906% 3/31/14 (c)(e)	1,000,000	1,001,907
		55,624,645
Consumer Finance - 6.7%
American Express Credit Corp.:
1.3176% 6/24/14 (e)	1,700,000	1,712,274
1.5679% 6/12/15 (e)	1,000,000	1,015,504
American Honda Finance Corp. 0.9159% 5/8/14 (c)(e)	2,000,000	2,002,456
Capital One Financial Corp. 1.6051% 7/15/14 (e)	5,040,000	5,008,102
Caterpillar Financial Services Corp. 0.8159% 2/9/15 (e)	2,000,000	2,007,508
General Electric Capital Corp.:
1.1521% 4/24/14 (e)	2,090,000	2,092,266
1.3096% 1/7/14 (e)	5,000,000	5,027,060
HSBC Finance Corp. 0.8179% 9/14/12 (e)	794,000	794,012
Toyota Motor Credit Corp. 0.8551% 1/17/14 (e)	2,000,000	2,006,866
		21,666,048
Diversified Financial Services - 6.2%
Bank of America Corp.:
2.0076% 7/11/14 (e)	2,000,000	1,990,550
4.9% 5/1/13	2,500,000	2,560,845
BP Capital Markets PLC 1.0679% 3/11/14 (e)	2,000,000	2,011,216
Citigroup, Inc.:
1.9061% 1/13/14 (e)	2,341,000	2,342,007
2.4669% 8/13/13 (e)	1,500,000	1,516,070
5.5% 4/11/13	2,000,000	2,056,690
MassMutual Global Funding II:
0.6269% 12/6/13 (c)(e)	841,000	841,574
0.8351% 1/14/14 (c)(e)	2,942,000	2,941,473
MetLife Institutional Funding II 1.3606% 4/4/14 (c)(e)	4,000,000	4,023,028
		20,283,453
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 4.2%
Berkshire Hathaway Finance Corp. 0.7876% 1/10/14 (e)	$ 2,000,000	$ 2,007,798
Metropolitan Life Global Funding I 2.5% 1/11/13 (c)	1,000,000	1,008,578
Monumental Global Funding III 0.6551% 1/15/14 (c)(e)	2,000,000	1,970,508
New York Life Global Funding 0.7206% 4/4/14 (c)(e)	3,400,000	3,408,221
Principal Life Global Funding II 1.0801% 7/9/14 (c)(e)	1,500,000	1,499,286
Principal Life Income Funding Trusts 0.6459% 11/8/13 (e)	1,425,000	1,424,615
Prudential Financial, Inc.:
3.625% 9/17/12	1,500,000	1,505,222
5.15% 1/15/13	1,000,000	1,019,978
		13,844,206
TOTAL FINANCIALS		130,405,611
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Teva Pharmaceutical Finance Co. BV 1.3659% 11/8/13 (e)	1,250,000	1,259,426
Teva Pharmaceutical Finance III BV 0.9679% 3/21/14 (e)	1,000,000	1,003,714
		2,263,140
INDUSTRIALS - 1.6%
Aerospace & Defense - 1.6%
United Technologies Corp. 0.7469% 12/2/13 (e)	5,000,000	5,018,040
INFORMATION TECHNOLOGY - 1.5%
Computers & Peripherals - 0.6%
Hewlett-Packard Co. 0.7469% 5/24/13 (e)	2,000,000	1,996,166
IT Services - 0.2%
The Western Union Co. 1.0479% 3/7/13 (e)	530,000	532,009
Office Electronics - 0.7%
Xerox Corp.:
1.2859% 5/16/14 (e)	1,195,000	1,191,122
1.8679% 9/13/13 (e)	1,025,000	1,031,809
		2,222,931
TOTAL INFORMATION TECHNOLOGY		4,751,106
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.5%
Metals & Mining - 0.5%
BHP Billiton Financial (USA) Ltd. 0.7369% 2/18/14 (e)	$ 1,500,000	$ 1,504,883
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
British Telecommunications PLC 1.5926% 12/20/13 (e)	1,295,000	1,299,917
Qwest Corp. 3.7179% 6/15/13 (e)	1,000,000	1,007,272
Telefonica Emisiones SAU 2.582% 4/26/13	621,000	617,886
Verizon Communications, Inc. 1.0706% 3/28/14 (e)	3,000,000	3,025,530
		5,950,605
UTILITIES - 2.6%
Electric Utilities - 1.1%
Alabama Power Co. 4.85% 12/15/12	500,000	508,140
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,400,000	1,479,866
EDP Finance BV 5.375% 11/2/12 (c)	300,000	301,350
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	531,198
Northeast Utilities 1.2179% 9/20/13 (e)	810,000	814,133
		3,634,687
Multi-Utilities - 1.5%
Dominion Resources, Inc. 5% 3/15/13	1,000,000	1,026,941
DTE Energy Co. 1.1669% 6/3/13 (e)	1,183,000	1,185,961
Sempra Energy 1.2279% 3/15/14 (e)	2,695,000	2,695,515
		4,908,417
TOTAL UTILITIES		8,543,104
TOTAL NONCONVERTIBLE BONDS (Cost $172,590,169)		172,880,687
U.S. Government Agency Obligations - 8.5%

Fannie Mae:
0.75% 2/26/13 (d)	14,000,000	14,041,710
0.875% 8/28/14	3,000,000	3,035,184
4.625% 10/15/13	10,000,000	10,527,950
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $27,601,798)		27,604,844
U.S. Government Agency - Mortgage Securities - 1.7%
	Principal Amount	Value
Fannie Mae - 1.7%
2.381% 11/1/34 (e)	$ 470,977	$ 502,200
2.388% 7/1/35 (e)	751,724	792,873
2.404% 6/1/35 (e)	942,537	995,302
2.427% 12/1/34 (e)	509,274	540,641
2.493% 11/1/34 (e)	508,815	539,351
2.509% 10/1/35 (e)	1,027,755	1,094,215
2.541% 6/1/35 (e)	409,554	435,707
2.582% 2/1/34 (e)	279,427	292,377
2.634% 7/1/34 (e)	460,492	492,594
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,474,077)		5,685,260
Asset-Backed Securities - 18.2%

Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (c)	1,000,000	1,008,236
Series 2011-1 Class A2, 0.81% 10/15/13	17,928	17,929
Series 2011-5 Class A2, 0.8% 6/16/14	860,635	861,685
Series 2012-1 Class A2, 0.71% 9/15/14	996,136	997,752
Series 2012-2 Class A2, 0.56% 10/15/14	390,000	390,280
Series 2012-3 Class A2, 0.7% 1/15/15	1,000,000	1,001,997
Ally Master Owner Trust:
Series 2010-1 Class A, 1.9988% 1/15/15 (c)(e)	700,000	704,992
Series 2011-1 Class A1, 1.1188% 1/15/16 (e)	3,290,000	3,310,351
Series 2011-5 Class A1, 0.8988% 6/15/15 (e)	510,000	511,361
Series 2012-2 Class A, 0.7488% 3/15/16 (e)	1,000,000	1,000,873
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	1,000,000	1,004,491
Series 2011-1 Class A2, 0.84% 6/9/14	191,516	191,566
Series 2011-2 Class A2, 0.9% 9/8/14	375,057	375,062
Series 2011-4 Class A/S, 0.92% 3/9/15	375,559	376,161
Series 2011-5 Class A2, 1.19% 8/8/15	99,169	99,531
Series 2012-1 Class A2, 0.91% 10/8/15	1,000,000	1,002,325
Series 2012-2 Class A2, 0.76% 10/8/15	1,000,000	1,000,824
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	650,000	657,500
Bank of America Automobile Trust Series 2012-1 Class A2, 0.59% 11/17/14	2,000,000	2,002,602
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.7488% 6/15/15 (e)	1,000,000	1,005,356
Asset-Backed Securities - continued
	Principal Amount	Value
Bank One Issuance Trust Series 2003-A8, 0.4988% 5/16/16 (e)	$ 500,000	$ 501,628
BMW Vehicle Lease Trust:
Series 2010-1 Class A4, 0.96% 1/15/14	650,000	650,246
Series 2011-1 Class A2, 0.64% 4/22/13	168,000	168,023
Series 2012-1 Class A2, 0.59% 6/20/14	750,000	750,811
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (c)	329,000	338,637
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.72% 11/15/13	41,226	41,232
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	1,080,000	1,090,682
Series 2011-A1 Class A1, 0.4388% 3/16/15 (e)	640,000	640,564
Series 2011-A2 Class A2, 0.3388% 5/15/15 (e)	990,000	990,317
Series 2011-A3 Class A3, 0.3688% 12/15/15 (e)	2,000,000	2,001,728
Series 2012-A Class A1, 0.3488% 5/16/16 (e)	2,000,000	2,000,000
CIT Equipment Collateral Series 2012-VT1 Class A2, 0.85% 5/20/14 (c)	750,000	750,631
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	340,000	342,466
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4518% 11/16/15 (e)	1,000,000	1,001,278
Series 2012-A2 Class A2, 0.3918% 10/17/16 (e)	1,000,000	999,314
Series 2012-A5 Class A5, 0.4457% 7/15/15 (e)	5,000,000	5,000,000
Fannie Mae Series 2004-T5:
Class AB1, 0.7634% 5/28/35 (e)	80,751	57,226
Class AB3, 1.0694% 5/28/35 (e)	32,052	19,802
Ford Credit Auto Lease Trust Series 2011-A Class A2, 0.74% 9/15/13	573,977	574,515
Ford Credit Auto Owner Trust:
Series 2009-D Class A4, 2.98% 8/15/14	130,000	131,697
Series 2011-B Class A2, 0.68% 1/15/14	379,999	380,214
Series 2012-A Class A2, 0.62% 9/15/14	578,076	578,426
Series 2012-B Class A2, 0.57% 1/15/15	1,000,000	1,000,649
Ford Credit Automobile Lease Trust Series 2012-A Class A2, 0.63% 4/15/14	2,000,000	2,001,730
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8988% 12/15/14 (c)(e)	490,000	492,798
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	242,394
Series 2012-1 Class A, 0.7118% 1/15/16 (e)	3,000,000	3,010,181
Fremont Home Loan Trust Series 2005-A Class M4, 1.2662% 1/25/35 (e)	125,000	16,955
GE Capital Credit Card Master Note Trust Series 2012-1 Class A, 1.03% 1/15/18	857,000	864,956
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	$ 430,000	$ 430,922
GE Equipment Transportation LLC Series 2012-1 Class A2, 0.74% 9/22/14	310,000	310,394
Home Equity Asset Trust Series 2003-5 Class A2, 0.9462% 12/25/33 (e)	10,566	8,598
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A4, 3.3% 9/15/15	90,740	91,363
Series 2011-3 Class A2, 0.67% 4/21/14	270,306	270,707
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 0.69% 11/15/13 (c)	586,633	586,799
Hyundai Auto Receivable Trust Series 2012-B Class A2, 0.54% 1/15/15	1,500,000	1,500,179
John Deere Owner Trust:
Series 2011-A Class A2, 0.64% 6/16/14	609,626	609,847
Series 2012-A Class A2, 0.59% 6/16/14	500,000	500,182
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2, 0.9% 1/15/14 (c)	820,596	821,691
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7162% 8/25/35 (e)	20,366	16,301
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5862% 8/25/34 (e)	65,756	50,163
Nissan Auto Lease Trust:
Series 2011-A Class A2, 0.7% 1/15/14	654,501	655,321
Series 2011-B Class A2, 0.4218% 2/17/14 (e)	858,968	859,518
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	417,356	417,625
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.7118% 5/15/17 (e)	750,000	751,949
Ocala Funding LLC Series 2006-1A Class A, 1.6468% 3/20/11 (b)(c)(e)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6962% 9/25/34 (e)	435,000	96,620
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0462% 4/25/33 (e)	1,451	1,197
Santander Drive Auto Receivables Trust:
Series 2011-1, Class A2, 0.94% 2/18/14	125,607	125,747
Series 2011-4 Class A2, 1.37% 3/16/15	209,151	210,143
Series 2012-1 Class A2, 1.25% 4/15/15	731,177	734,888
Series 2012-2 Class A2, 0.91% 5/15/15	500,000	501,628
Series 2012-3 Class A2, 0.83% 4/15/15	1,000,000	1,002,796
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1062% 9/25/34 (e)	21,802	16,312
Asset-Backed Securities - continued
	Principal Amount	Value
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	$ 130,804	$ 130,971
Volkswagen Auto Lease Trust:
Series 2010-A Class A4, 1.18% 10/20/15	120,000	120,616
Series 2011-A Class A2, 1% 2/20/14	155,476	155,811
Volkswagen Auto Loan Enhanced Trust:
Series 2011-1 Class A3, 1.22% 6/22/15	140,000	141,032
Series 2012-1 Series A2, 0.61% 10/20/14	1,000,000	1,001,157
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	1,500,000	1,495,210
World Omni Auto Receivables Trust Series 2012-A Class A2, 0.52% 6/15/15	1,360,000	1,360,605
TOTAL ASSET-BACKED SECURITIES (Cost $60,572,460)		59,136,266
Collateralized Mortgage Obligations - 14.2%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6159% 5/17/60 (c)(e)	1,740,000	1,745,775
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (c)(e)	301,392	302,119
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3868% 12/20/54 (c)(e)	318,100	308,780
Granite Mortgages Series 2003-2 Class 1A3, 0.9551% 7/20/43 (e)	120,658	118,022
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.8551% 1/20/44 (e)	48,517	47,646
Series 2004-1 Class 2A1, 0.7879% 3/20/44 (e)	260,169	253,886
Series 2004-3 Class 2A1, 0.7479% 9/20/44 (e)	323,795	316,186
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5762% 12/25/34 (e)	207,064	186,293
Holmes Master Issuer PLC floater Series 2012-1A Class A1, 0.4418% 1/15/13 (c)(e)	1,000,000	1,000,870
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	165,949	166,390
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4462% 9/25/36 (e)	990,803	804,542
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	163,291	163,299
TOTAL PRIVATE SPONSOR		5,413,808
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 12.5%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7462% 9/25/23 (e)	$ 53,716	$ 53,942
Series 2010-86 Class FE, 0.6962% 8/25/25 (e)	393,216	395,146
floater planned amortization Series 2005-90 Class FC, 0.4962% 10/25/35 (e)	200,982	201,104
planned amortization Series 2003-92 Class PD, 4.5% 3/25/17	718,308	717,165
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	673,313	688,563
Series 2009-69 Class EA, 5% 10/25/36	2,945,854	3,042,072
Series 2011-16 Class FB, 0.3962% 3/25/31 (e)	2,208,847	2,207,992
sequential payer floater:
Series 2005-74 Class DF, 0.5962% 7/25/35 (e)	5,157,915	5,170,517
Series 2005-83 Class FP, 0.5762% 10/25/35 (e)	7,351,218	7,365,150
Series 2011-23 Class AB, 2.75% 6/25/20	174,643	181,383
Freddie Mac:
floater:
Series 2711 Class FC, 1.1488% 2/15/33 (e)	478,155	486,038
Series 3346 Class FA, 0.4788% 2/15/19 (e)	4,669,354	4,676,493
floater planned amortization:
Series 2953 Class LF, 0.5488% 12/15/34 (e)	2,976,417	2,982,766
Series 3102 Class FD, 0.5488% 1/15/36 (e)	568,404	570,743
Series 3117 Class JF, 0.5488% 2/15/36 (e)	223,188	223,960
floater sequential payer:
Series 2755 Class FI, 0.6488% 10/15/31 (e)	867,974	868,211
Series 3387 Class DF, 0.4288% 10/15/17 (e)	554,720	554,841
planned amortization Series 2836 Class PX, 4% 5/15/18	1,425,207	1,460,224
planned amortization class:
Series 3081 Class CP 5.5% 10/15/34	1,096,598	1,148,272
Series 3792 Class DF, 0.6488% 11/15/40 (e)	856,702	858,847
sequential payer:
Series 2582 Class CG, 4% 11/15/17	495,191	504,939
Series 2924 Class DA, 4.5% 2/15/19	538,695	550,138
Series 3540 Class CD, 2% 6/15/14	145,174	145,222
Series 3560 Class LA, 2% 8/15/14	489,230	492,256
Series 3573 Class LC, 1.85% 8/15/14	727,836	732,214
Series 3659 Class EJ 3% 6/15/18	771,688	797,468
Series 3696 Class AE, 1.2% 7/15/15	370,591	371,541
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater planned amortization Series 2004-80 Class FM, 0.5468% 7/20/34 (e)	$ 2,631,654	$ 2,636,112
floater sequential payer Series 2010-120 Class FB 0.5468% 9/20/35 (e)	409,553	410,093
planned amortization class:
Series 2010-112 Class PM 3.25% 9/20/33	157,102	162,339
Series 2010-99 Class PT, 3.5% 8/20/33	197,394	204,657
TOTAL U.S. GOVERNMENT AGENCY		40,860,408
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,531,190)		46,274,216
Commercial Mortgage Securities - 1.5%

Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class G, 0.7788% 3/15/22 (c)(e)	100,000	94,007
Class H, 1.0288% 3/15/22 (c)(e)	110,000	101,757
COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4658% 2/5/19 (c)(e)	604,260	587,056
Commercial Mortgage pass-thru certificates Series 2011-STRT Class A, 2.555% 12/10/24 (c)	220,000	220,603
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.8687% 6/15/39 (e)	49,832	49,804
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	223,233	229,631
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6398% 5/10/40 (e)	120,000	124,560
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class A1, 1.1031% 3/6/20 (c)(e)	430,067	428,511
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	40,195	40,260
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	109,363	109,620
Series 2011-GC5 Class A1, 1.468% 8/10/44 (e)	194,921	197,631
Series 2012-GC6 Class A1, 1.282% 1/10/45	91,905	92,540
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(e)	$ 211,756	$ 211,759
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	199,761	201,971
Series 2003-CB7 Class A4, 4.879% 1/12/38 (e)	101,870	105,605
Series 2012-C6 Class A1, 1.0305% 5/15/45	278,014	279,108
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	172,956	173,479
Series 2007-LD11 Class A2, 5.9943% 6/15/49 (e)	187,980	194,052
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	80,000	81,500
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (c)(e)	247,826	143,739
Series 2007-XLFA:
Class A2, 0.342% 10/15/20 (c)(e)	401,487	387,414
Class B, 0.372% 10/15/20 (c)(e)	440,000	411,400
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	76,030	77,219
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	104,915	107,936
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A1, 0.3318% 9/15/21 (c)(e)	333,834	323,584
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,408,177)		4,974,746
Municipal Securities - 1.0%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 11/1/12 (e)(f)	3,000,000	3,000,000
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.55%, tender 9/4/12 (e)(f)	400,000	399,992
TOTAL MUNICIPAL SECURITIES (Cost $3,400,000)		3,399,992
Bank Notes - 0.6%
	Principal Amount	Value
National City Bank, Cleveland 0.5669% 3/1/13 (e) (Cost $1,992,338)	$ 2,000,000	$ 2,002,946
Certificates of Deposit - 1.4%

Bank of Nova Scotia yankee:
0.8751% 10/18/13 (e)	2,000,000	2,006,364
0.9659% 2/10/14 (e)	1,000,000	1,001,523
Nordea Bank Finland PLC yankee 0.9459% 2/7/13 (e)	1,000,000	1,000,767
Westpac Banking Corp. yankee 1.2076% 7/10/13 (e)	500,000	502,290
TOTAL CERTIFICATES OF DEPOSIT (Cost $4,499,417)		4,510,944
Commercial Paper - 0.8%

British Telecommunications PLC 1.5% 5/14/13	1,000,000	990,816
Vodafone Group PLC yankee:
1% 12/28/12	500,000	498,521
1.25% 3/12/13	1,000,000	994,406
TOTAL COMMERCIAL PAPER (Cost $2,478,271)		2,483,743
Money Market Funds - 1.6%
Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $5,056,415)	5,056,415	5,056,415
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $335,604,312)	334,010,059
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(8,308,173)
NET ASSETS - 100%	$ 325,701,886
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
30 Eurodollar 90 Day Index Contracts	Sept. 2012	$ 29,971,125	$ 17,098

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,251,424 or 16.3% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $20,060.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,128
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 172,880,687	$ -	$ 172,880,687	$ -
U.S. Government and Government Agency Obligations	27,604,844	-	27,604,844	-
U.S. Government Agency - Mortgage Securities	5,685,260	-	5,685,260	-
Asset-Backed Securities	59,136,266	-	59,136,266	-
Collateralized Mortgage Obligations	46,274,216	-	46,274,216	-
Commercial Mortgage Securities	4,974,746	-	4,419,607	555,139
Municipal Securities	3,399,992	-	3,399,992	-
Bank Notes	2,002,946	-	2,002,946	-
Certificates of Deposit	4,510,944	-	4,510,944	-
Commercial Paper	2,483,743	-	2,483,743	-
Money Market Funds	5,056,415	5,056,415	-	-
Total Investments in Securities:	$ 334,010,059	$ 5,056,415	$ 328,398,505	$ 555,139
Derivative Instruments:
Assets
Futures Contracts	$ 17,098	$ 17,098	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 17,098	$ -
Total Value of Derivatives	$ 17,098	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.6%
United Kingdom	4.7%
Canada	2.9%
Netherlands	2.7%
Australia	2.4%
Japan	1.0%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $330,547,897)	$ 328,953,644
Fidelity Central Funds (cost $5,056,415)	5,056,415
Total Investments (cost $335,604,312)		$ 334,010,059
Receivable for investments sold		3,156,355
Receivable for fund shares sold		460,939
Interest receivable		704,177
Distributions receivable from Fidelity Central Funds		1,397
Receivable from investment adviser for expense reductions		102
Other receivables		17
Total assets		338,333,046

Liabilities
Payable to custodian bank	$ 12
Payable for investments purchased	12,251,684
Payable for fund shares redeemed	249,950
Distributions payable	3,100
Accrued management fee	85,640
Distribution and service plan fees payable	2,363
Payable for daily variation margin on futures contracts	375
Other affiliated payables	38,036
Total liabilities		12,631,160

Net Assets		$ 325,701,886
Net Assets consist of:
Paid in capital		$ 454,393,403
Undistributed net investment income		36,211
Accumulated undistributed net realized gain (loss) on investments		(127,150,574)
Net unrealized appreciation (depreciation) on investments		(1,577,154)
Net Assets		$ 325,701,886

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,634,996 ÷ 1,904,327 shares)	$ 8.21

Maximum offering price per share (100/98.50 of $8.21)	$ 8.34
Class T: Net Asset Value and redemption price per share ($3,311,687 ÷ 403,328 shares)	$ 8.21

Maximum offering price per share (100/98.50 of $8.21)	$ 8.34
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($291,005,380 ÷ 35,440,112 shares)	$ 8.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,749,823 ÷ 1,918,222 shares)	$ 8.21

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2012

Investment Income
Interest		$ 2,633,640
Income from Fidelity Central Funds		11,128
Total income		2,644,768

Expenses
Management fee	$ 894,755
Transfer agent fees	298,549
Distribution and service plan fees	30,543
Fund wide operations fee	95,414
Independent trustees' compensation	981
Miscellaneous	779
Total expenses before reductions	1,321,021
Expense reductions	(808)	1,320,213
Net investment income (loss)		1,324,555
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(168,106)
Futures contracts	6,500
Total net realized gain (loss)		(161,606)
Change in net unrealized appreciation (depreciation) on: Investment securities	560,805
Futures contracts	17,050
Total change in net unrealized appreciation (depreciation)		577,855
Net gain (loss)		416,249
Net increase (decrease) in net assets resulting from operations		$ 1,740,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,324,555	$ 865,259
Net realized gain (loss)	(161,606)	(1,556,025)
Change in net unrealized appreciation (depreciation)	577,855	3,140,998
Net increase (decrease) in net assets resulting from operations	1,740,804	2,450,232
Distributions to shareholders from net investment income	(1,226,234)	(936,826)
Share transactions - net increase (decrease)	65,951,070	(6,245,769)
Redemption fees	17,158	16,839
Total increase (decrease) in net assets	66,482,798	(4,715,524)

Net Assets
Beginning of period	259,219,088	263,934,612
End of period (including undistributed net investment income of $36,211 and distributions in excess of net investment income of $61,884, respectively)	$ 325,701,886	$ 259,219,088

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Income from Investment Operations
Net investment income (loss) C	.023	.013	.047	.091	.384
Net realized and unrealized gain (loss)	.007	.051	.040	(.167)	(1.612)
Total from investment operations	.030	.064	.087	(.076)	(1.228)
Distributions from net investment income	(.020)	(.015)	(.047)	(.071)	(.294)
Tax return of capital	-	-	-	(.003)	(.039)
Total distributions	(.020)	(.015)	(.047)	(.074)	(.333)
Redemption fees added to paid in capital C	- G	.001	- G	- G	.001
Net asset value, end of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return A,B	.36%	.80%	1.08%	(.92)%	(12.71)%
Ratios to Average Net Assets D,F
Expenses before reductions	.66%	.63%	.64%	.68%	.67%
Expenses net of fee waivers, if any	.66%	.63%	.64%	.68%	.67%
Expenses net of all reductions	.66%	.63%	.64%	.67%	.66%
Net investment income (loss)	.28%	.16%	.58%	1.13%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,635	$ 12,242	$ 18,129	$ 8,033	$ 6,268
Portfolio turnover rate E	80%	103%	95%	92%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Income from Investment Operations
Net investment income (loss) C	.019	.009	.044	.090	.377
Net realized and unrealized gain (loss)	.007	.052	.040	(.168)	(1.607)
Total from investment operations	.026	.061	.084	(.078)	(1.230)
Distributions from net investment income	(.016)	(.012)	(.044)	(.069)	(.292)
Tax return of capital	-	-	-	(.003)	(.039)
Total distributions	(.016)	(.012)	(.044)	(.072)	(.331)
Redemption fees added to paid in capital C	- G	.001	- G	- G	.001
Net asset value, end of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return A,B	.32%	.76%	1.03%	(.94)%	(12.72)%
Ratios to Average Net Assets D,F
Expenses before reductions	.72%	.68%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.70%	.68%	.68%	.69%	.69%
Expenses net of all reductions	.70%	.68%	.68%	.69%	.69%
Net investment income (loss)	.23%	.12%	.54%	1.11%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,312	$ 4,811	$ 5,334	$ 3,114	$ 2,910
Portfolio turnover rate E	80%	103%	95%	92%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Income from Investment Operations
Net investment income (loss) B	.040	.028	.063	.111	.404
Net realized and unrealized gain (loss)	.006	.051	.040	(.169)	(1.603)
Total from investment operations	.046	.079	.103	(.058)	(1.199)
Distributions from net investment income	(.036)	(.030)	(.063)	(.088)	(.310)
Tax return of capital	-	-	-	(.004)	(.042)
Total distributions	(.036)	(.030)	(.063)	(.092)	(.352)
Redemption fees added to paid in capital B	- F	.001	- F	- F	.001
Net asset value, end of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return A	.57%	.99%	1.27%	(.70)%	(12.42)%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.44%	.45%
Net investment income (loss)	.48%	.34%	.77%	1.36%	4.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,005	$ 239,921	$ 239,266	$ 217,282	$ 315,401
Portfolio turnover rate D	80%	103%	95%	92%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Income from Investment Operations
Net investment income (loss) B	.037	.025	.057	.102	.416
Net realized and unrealized gain (loss)	.009	.051	.040	(.168)	(1.619)
Total from investment operations	.046	.076	.097	(.066)	(1.203)
Distributions from net investment income	(.036)	(.027)	(.057)	(.081)	(.306)
Tax return of capital	-	-	-	(.003)	(.042)
Total distributions	(.036)	(.027)	(.057)	(.084)	(.348)
Redemption fees added to paid in capital B	- F	.001	- F	- F	.001
Net asset value, end of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return A	.56%	.95%	1.20%	(.80)%	(12.46)%
Ratios to Average Net Assets C,E
Expenses before reductions	.48%	.49%	.52%	.58%	.48%
Expenses net of fee waivers, if any	.48%	.49%	.52%	.55%	.48%
Expenses net of all reductions	.48%	.49%	.52%	.54%	.48%
Net investment income (loss)	.45%	.31%	.70%	1.26%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,750	$ 2,245	$ 1,206	$ 623	$ 594
Portfolio turnover rate D	80%	103%	95%	92%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2012

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2012,

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, premium on debt securities, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 945,142
Gross unrealized depreciation	(2,438,610)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,493,468)

Tax Cost	$ 335,503,527

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (126,852,880)
Net unrealized appreciation (depreciation)	$ (1,493,468)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration

2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total with expiration	(125,615,360)
No expiration
Long-term	(1,237,520)
Total capital loss carryforward	$ (126,852,880)

The tax character of distributions paid was as follows:

	July 31, 2012	July 31, 2011
Ordinary Income	$ 1,226,234	$ 936,826

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $6,500 and a change in net unrealized appreciation (depreciation) of $17,050 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $155,769,994 and $82,563,463, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.15%	$ 24,066	$ 1,730
Class T	0%	.15%	6,477	5
			$ 30,543	$ 1,735

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,963
Class T	801
$ 4,764

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 24,871.16
Class T	9,336.22
Ultra-Short Bond	257,791.10
Institutional Class	6,551.13
	$ 298,549

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

Notes to Financial Statements - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $779 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	.70%	$ 741

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $67.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2012	2011
From net investment income
Class A	$ 38,543	$ 30,970
Class T	7,892	7,200
Ultra-Short Bond	1,158,011	894,223
Institutional Class	21,788	4,433
Total	$ 1,226,234	$ 936,826

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Class A
Shares sold	1,603,688	1,065,924	$ 13,112,637	$ 8,721,384
Reinvestment of distributions	3,920	2,786	32,092	22,762
Shares redeemed	(1,196,047)	(1,799,361)	(9,779,740)	(14,718,442)
Net increase (decrease)	411,561	(730,651)	$ 3,364,989	$ (5,974,296)
Class T
Shares sold	331,712	231,971	$ 2,711,930	$ 1,901,011
Reinvestment of distributions	897	787	7,343	6,425
Shares redeemed	(515,942)	(300,216)	(4,218,475)	(2,455,991)
Net increase (decrease)	(183,333)	(67,458)	$ (1,499,202)	$ (548,555)
Ultra-Short Bond
Shares sold	16,883,162	10,075,512	$ 138,113,317	$ 82,446,504
Reinvestment of distributions	138,342	105,881	1,132,483	866,057
Shares redeemed	(10,834,545)	(10,269,460)	(88,649,539)	(84,068,521)
Net increase (decrease)	6,186,959	(88,067)	$ 50,596,261	$ (755,960)
Institutional Class
Shares sold	1,909,832	250,678	$ 15,655,264	$ 2,055,596
Reinvestment of distributions	2,252	412	18,456	3,373
Shares redeemed	(267,573)	(125,316)	(2,184,698)	(1,025,927)
Net increase (decrease)	1,644,511	125,774	$ 13,489,022	$ 1,033,042

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $703,019 of distributions paid during the period January 1, 2012 to July 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AUSB-UANN-0912
1.804587.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Ultra-Short Bond

Fund - Institutional Class

Annual Report

July 31, 2012

(Fidelity Cover Art)

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	0.56%	-2.26%	0.13%

A From August 29, 2002

B Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity® Ultra-Short Bond Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Ultra-Short Bond Fund - Institutional Class on August 29, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® 6 Month Swap Index performed over the same period. The initial offering of Institutional Class took place on June 16, 2004. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of declining interest rates, fear related to the European debt crisis, political uncertainty in the Middle East, mixed global economic data and increasingly accommodative monetary policy around the world, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - generated a 7.25% gain for the 12 months ending July 31, 2012. Among major sectors that comprise the index, investment-grade corporate bonds fared best, up 9.87%, bolstered by good issuer fundamentals, rising profitability throughout most of the period and strong global demand for U.S. fixed-income assets that offered a higher-yielding alternative to ultra-low-yielding government bonds. At the same time, U.S. Treasury bonds benefited from investors' appetite for perceived "safe haven" assets, rising 8.17%. Despite struggling a bit early on, commercial mortgage-backed securities advanced 7.49%, aided by investors' thirst for higher yields, as well as improving commercial real estate market fundamentals. Government-agency-backed residential mortgage-backed securities (MBS) lagged the market, with a 4.84% return, despite receiving a boost from slower-than-expected prepayments and the Federal Reserve's program to reinvest payments from its holdings of agency debentures into the MBS sector. Asset-backed and agency securities saw similarly modest gains of 4.50% and 4.08%, respectively.

Comments from Robert Galusza, Portfolio Manager of Fidelity Advisor® Ultra-Short Bond Fund: For the year, the fund's Institutional Class shares returned 0.56%, outpacing the 0.39% gain of the Barclays® 6 Month Swap Index. The fund may invest in many different types of debt securities in an effort to achieve its investment objective, including securities that are not part of the Barclays index. During the period, my out-of-benchmark investments in all major segments of the short-term bond market largely aided the fund's performance, because most of these groups beat the index. The biggest contributors were corporate bonds issued by banks and other types of financial institutions. Corporate securities in a variety of industrials groups also aided performance, as did bonds in securitized sectors, such as asset-backed securities (ABS) derived from car loan and credit card receivables, and commercial mortgage-backed securities (CMBS). Elsewhere, the fund's government-related holdings, which included agency-backed debentures as well as collateralized mortgage obligations (CMOs) structured from government-guaranteed mortgages, provided a further boost to results. Lastly, a small position in hybrid adjustable-rate mortgage-backed securities modestly contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	.66%
Actual		$ 1,000.00	$ 1,006.40	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.32
Class T	.71%
Actual		$ 1,000.00	$ 1,006.20	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.33	$ 3.57
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,007.40	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,007.40	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of July 31, 2012 *	As of January 31, 2012 **
U.S. Government and U.S. Government Agency Obligations 22.7%	U.S. Government and U.S. Government Agency Obligations† 29.8%
AAA 19.9%	AAA 23.2%
AA 14.5%	AA 19.9%
A 24.2%	A 14.2%
BBB 12.8%	BBB 7.7%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 2.8%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2012
6 months ago
Years	1.4	1.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2012
6 months ago
Years	0.4	0.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of July 31, 2012 *		As of January 31, 2012 **
	Corporate Bonds 53.1%		Corporate Bonds 42.8%
	U.S. Government and U.S. Government Agency Obligations 22.7%		U.S. Government and U.S. Government Agency Obligations† 29.8%
	Asset-Backed Securities 18.2%		Asset-Backed Securities 17.9%
	CMOs and Other Mortgage Related Securities 3.2%		CMOs and Other Mortgage Related Securities 5.0%
	Other Investments 0.0%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.1%
* Foreign investments	16.4%	** Foreign investments	17.3%

* Futures and Swaps	9.2%	** Futures and Swaps	5.4%

† Includes FDIC Guaranteed Corporate Securities.

Annual Report

Investments July 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 53.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.5%
Johnson Controls, Inc. 0.8759% 2/4/14 (e)	$ 1,500,000	$ 1,504,710
Automobiles - 1.7%
Daimler Finance North America LLC:
1.2376% 4/10/14 (c)(e)	1,250,000	1,251,704
1.6679% 9/13/13 (c)(e)	1,800,000	1,810,105
Volkswagen International Finance NV 1.0706% 4/1/14 (c)(e)	2,500,000	2,501,938
		5,563,747
Specialty Retail - 0.2%
Staples, Inc. 7.375% 10/1/12	750,000	757,999
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp. 1.2169% 8/23/13 (e)	601,000	604,107
TOTAL CONSUMER DISCRETIONARY		8,430,563
CONSUMER STAPLES - 1.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 0.9981% 1/27/14 (e)	512,000	515,840
Food Products - 1.4%
General Mills, Inc. 0.8159% 5/16/14 (e)	2,475,000	2,481,529
Kraft Foods, Inc. 1.3326% 7/10/13 (e)	2,000,000	2,011,226
		4,492,755
TOTAL CONSUMER STAPLES		5,008,595
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Total Capital Canada Ltd. 0.8351% 1/17/14 (e)	1,000,000	1,005,040
FINANCIALS - 40.0%
Capital Markets - 5.8%
BlackRock, Inc. 0.7669% 5/24/13 (e)	500,000	501,600
Goldman Sachs Group, Inc. 1.4659% 2/7/14 (e)	2,000,000	1,980,730
HSBC Bank PLC 1.2551% 1/17/14 (c)(e)	3,000,000	3,006,870
JPMorgan Chase & Co. 1.2521% 1/24/14 (e)	7,000,000	7,030,282
State Street Corp. 0.8179% 3/7/14 (e)	2,000,000	2,004,500
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp. 0.7171% 7/28/14 (e)	$ 2,000,000	$ 2,001,452
UBS AG Stamford Branch 1.4471% 1/28/14 (e)	2,463,000	2,461,825
		18,987,259
Commercial Banks - 17.1%
ANZ Banking Group Ltd. 1.1976% 1/10/14 (c)(e)	1,000,000	1,002,080
Bank of Montreal 0.9171% 4/29/14 (e)	2,000,000	2,005,744
Bank of Nova Scotia 1.4976% 1/12/15 (e)	1,000,000	1,014,740
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.1269% 2/24/14 (c)(e)	500,000	500,192
Barclays Bank PLC:
1.4961% 1/13/14 (e)	2,000,000	1,995,532
2.5% 1/23/13	1,121,000	1,128,576
BB&T Corp. 1.1471% 4/28/14 (e)	2,000,000	2,009,870
BNP Paribas:
0.8596% 4/8/13 (e)	1,000,000	995,666
1.3576% 1/10/14 (e)	1,000,000	988,448
Commonwealth Bank of Australia 1.1979% 3/17/14 (c)(e)	2,500,000	2,507,280
Credit Suisse New York Branch:
1.4151% 1/14/14 (e)	2,500,000	2,502,258
5% 5/15/13	500,000	515,721
Danske Bank A/S 1.5051% 4/14/14 (c)(e)	500,000	489,266
Deutsche Bank 1.1051% 1/18/13 (e)	2,000,000	2,000,874
Fifth Third Bancorp 6.25% 5/1/13	1,000,000	1,040,021
Fifth Third Bank 0.5759% 5/17/13 (e)	3,000,000	2,989,425
ING Bank NV:
1.7751% 10/18/13 (c)(e)	500,000	501,625
1.8679% 6/9/14 (c)(e)	2,000,000	1,990,992
KeyCorp. 6.5% 5/14/13	2,000,000	2,084,290
National Australia Bank Ltd.:
1.1776% 4/11/14 (c)(e)	1,199,000	1,200,656
5.35% 6/12/13 (c)	269,000	279,987
PNC Funding Corp. 0.6466% 1/31/14 (e)	2,000,000	1,990,448
Rabobank (Netherlands) NV 0.8051% 4/14/14 (e)	3,250,000	3,222,489
Royal Bank of Canada 0.7551% 4/17/14 (e)	3,000,000	3,006,750
Sumitomo Mitsui Banking Corp. 1.4031% 7/22/14 (c)(e)	2,620,000	2,644,945
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,500,000	2,505,823
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
The Toronto Dominion Bank:
0.7551% 7/14/14 (e)	$ 2,000,000	$ 2,005,040
0.9159% 11/1/13 (e)	500,000	502,423
U.S. Bank NA:
0.6681% 10/26/12 (e)	2,000,000	2,001,750
0.7351% 10/14/14 (e)	510,000	507,837
Union Bank NA 1.4169% 6/6/14 (e)	2,000,000	1,989,872
Wachovia Bank NA 0.8459% 11/3/14 (e)	2,500,000	2,463,008
Wells Fargo & Co. 4.375% 1/31/13	2,000,000	2,039,110
Westpac Banking Corp. 1.1906% 3/31/14 (c)(e)	1,000,000	1,001,907
		55,624,645
Consumer Finance - 6.7%
American Express Credit Corp.:
1.3176% 6/24/14 (e)	1,700,000	1,712,274
1.5679% 6/12/15 (e)	1,000,000	1,015,504
American Honda Finance Corp. 0.9159% 5/8/14 (c)(e)	2,000,000	2,002,456
Capital One Financial Corp. 1.6051% 7/15/14 (e)	5,040,000	5,008,102
Caterpillar Financial Services Corp. 0.8159% 2/9/15 (e)	2,000,000	2,007,508
General Electric Capital Corp.:
1.1521% 4/24/14 (e)	2,090,000	2,092,266
1.3096% 1/7/14 (e)	5,000,000	5,027,060
HSBC Finance Corp. 0.8179% 9/14/12 (e)	794,000	794,012
Toyota Motor Credit Corp. 0.8551% 1/17/14 (e)	2,000,000	2,006,866
		21,666,048
Diversified Financial Services - 6.2%
Bank of America Corp.:
2.0076% 7/11/14 (e)	2,000,000	1,990,550
4.9% 5/1/13	2,500,000	2,560,845
BP Capital Markets PLC 1.0679% 3/11/14 (e)	2,000,000	2,011,216
Citigroup, Inc.:
1.9061% 1/13/14 (e)	2,341,000	2,342,007
2.4669% 8/13/13 (e)	1,500,000	1,516,070
5.5% 4/11/13	2,000,000	2,056,690
MassMutual Global Funding II:
0.6269% 12/6/13 (c)(e)	841,000	841,574
0.8351% 1/14/14 (c)(e)	2,942,000	2,941,473
MetLife Institutional Funding II 1.3606% 4/4/14 (c)(e)	4,000,000	4,023,028
		20,283,453
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 4.2%
Berkshire Hathaway Finance Corp. 0.7876% 1/10/14 (e)	$ 2,000,000	$ 2,007,798
Metropolitan Life Global Funding I 2.5% 1/11/13 (c)	1,000,000	1,008,578
Monumental Global Funding III 0.6551% 1/15/14 (c)(e)	2,000,000	1,970,508
New York Life Global Funding 0.7206% 4/4/14 (c)(e)	3,400,000	3,408,221
Principal Life Global Funding II 1.0801% 7/9/14 (c)(e)	1,500,000	1,499,286
Principal Life Income Funding Trusts 0.6459% 11/8/13 (e)	1,425,000	1,424,615
Prudential Financial, Inc.:
3.625% 9/17/12	1,500,000	1,505,222
5.15% 1/15/13	1,000,000	1,019,978
		13,844,206
TOTAL FINANCIALS		130,405,611
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Teva Pharmaceutical Finance Co. BV 1.3659% 11/8/13 (e)	1,250,000	1,259,426
Teva Pharmaceutical Finance III BV 0.9679% 3/21/14 (e)	1,000,000	1,003,714
		2,263,140
INDUSTRIALS - 1.6%
Aerospace & Defense - 1.6%
United Technologies Corp. 0.7469% 12/2/13 (e)	5,000,000	5,018,040
INFORMATION TECHNOLOGY - 1.5%
Computers & Peripherals - 0.6%
Hewlett-Packard Co. 0.7469% 5/24/13 (e)	2,000,000	1,996,166
IT Services - 0.2%
The Western Union Co. 1.0479% 3/7/13 (e)	530,000	532,009
Office Electronics - 0.7%
Xerox Corp.:
1.2859% 5/16/14 (e)	1,195,000	1,191,122
1.8679% 9/13/13 (e)	1,025,000	1,031,809
		2,222,931
TOTAL INFORMATION TECHNOLOGY		4,751,106
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.5%
Metals & Mining - 0.5%
BHP Billiton Financial (USA) Ltd. 0.7369% 2/18/14 (e)	$ 1,500,000	$ 1,504,883
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
British Telecommunications PLC 1.5926% 12/20/13 (e)	1,295,000	1,299,917
Qwest Corp. 3.7179% 6/15/13 (e)	1,000,000	1,007,272
Telefonica Emisiones SAU 2.582% 4/26/13	621,000	617,886
Verizon Communications, Inc. 1.0706% 3/28/14 (e)	3,000,000	3,025,530
		5,950,605
UTILITIES - 2.6%
Electric Utilities - 1.1%
Alabama Power Co. 4.85% 12/15/12	500,000	508,140
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,400,000	1,479,866
EDP Finance BV 5.375% 11/2/12 (c)	300,000	301,350
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	531,198
Northeast Utilities 1.2179% 9/20/13 (e)	810,000	814,133
		3,634,687
Multi-Utilities - 1.5%
Dominion Resources, Inc. 5% 3/15/13	1,000,000	1,026,941
DTE Energy Co. 1.1669% 6/3/13 (e)	1,183,000	1,185,961
Sempra Energy 1.2279% 3/15/14 (e)	2,695,000	2,695,515
		4,908,417
TOTAL UTILITIES		8,543,104
TOTAL NONCONVERTIBLE BONDS (Cost $172,590,169)		172,880,687
U.S. Government Agency Obligations - 8.5%

Fannie Mae:
0.75% 2/26/13 (d)	14,000,000	14,041,710
0.875% 8/28/14	3,000,000	3,035,184
4.625% 10/15/13	10,000,000	10,527,950
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $27,601,798)		27,604,844
U.S. Government Agency - Mortgage Securities - 1.7%
	Principal Amount	Value
Fannie Mae - 1.7%
2.381% 11/1/34 (e)	$ 470,977	$ 502,200
2.388% 7/1/35 (e)	751,724	792,873
2.404% 6/1/35 (e)	942,537	995,302
2.427% 12/1/34 (e)	509,274	540,641
2.493% 11/1/34 (e)	508,815	539,351
2.509% 10/1/35 (e)	1,027,755	1,094,215
2.541% 6/1/35 (e)	409,554	435,707
2.582% 2/1/34 (e)	279,427	292,377
2.634% 7/1/34 (e)	460,492	492,594
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,474,077)		5,685,260
Asset-Backed Securities - 18.2%

Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (c)	1,000,000	1,008,236
Series 2011-1 Class A2, 0.81% 10/15/13	17,928	17,929
Series 2011-5 Class A2, 0.8% 6/16/14	860,635	861,685
Series 2012-1 Class A2, 0.71% 9/15/14	996,136	997,752
Series 2012-2 Class A2, 0.56% 10/15/14	390,000	390,280
Series 2012-3 Class A2, 0.7% 1/15/15	1,000,000	1,001,997
Ally Master Owner Trust:
Series 2010-1 Class A, 1.9988% 1/15/15 (c)(e)	700,000	704,992
Series 2011-1 Class A1, 1.1188% 1/15/16 (e)	3,290,000	3,310,351
Series 2011-5 Class A1, 0.8988% 6/15/15 (e)	510,000	511,361
Series 2012-2 Class A, 0.7488% 3/15/16 (e)	1,000,000	1,000,873
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	1,000,000	1,004,491
Series 2011-1 Class A2, 0.84% 6/9/14	191,516	191,566
Series 2011-2 Class A2, 0.9% 9/8/14	375,057	375,062
Series 2011-4 Class A/S, 0.92% 3/9/15	375,559	376,161
Series 2011-5 Class A2, 1.19% 8/8/15	99,169	99,531
Series 2012-1 Class A2, 0.91% 10/8/15	1,000,000	1,002,325
Series 2012-2 Class A2, 0.76% 10/8/15	1,000,000	1,000,824
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	650,000	657,500
Bank of America Automobile Trust Series 2012-1 Class A2, 0.59% 11/17/14	2,000,000	2,002,602
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.7488% 6/15/15 (e)	1,000,000	1,005,356
Asset-Backed Securities - continued
	Principal Amount	Value
Bank One Issuance Trust Series 2003-A8, 0.4988% 5/16/16 (e)	$ 500,000	$ 501,628
BMW Vehicle Lease Trust:
Series 2010-1 Class A4, 0.96% 1/15/14	650,000	650,246
Series 2011-1 Class A2, 0.64% 4/22/13	168,000	168,023
Series 2012-1 Class A2, 0.59% 6/20/14	750,000	750,811
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (c)	329,000	338,637
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.72% 11/15/13	41,226	41,232
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	1,080,000	1,090,682
Series 2011-A1 Class A1, 0.4388% 3/16/15 (e)	640,000	640,564
Series 2011-A2 Class A2, 0.3388% 5/15/15 (e)	990,000	990,317
Series 2011-A3 Class A3, 0.3688% 12/15/15 (e)	2,000,000	2,001,728
Series 2012-A Class A1, 0.3488% 5/16/16 (e)	2,000,000	2,000,000
CIT Equipment Collateral Series 2012-VT1 Class A2, 0.85% 5/20/14 (c)	750,000	750,631
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	340,000	342,466
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4518% 11/16/15 (e)	1,000,000	1,001,278
Series 2012-A2 Class A2, 0.3918% 10/17/16 (e)	1,000,000	999,314
Series 2012-A5 Class A5, 0.4457% 7/15/15 (e)	5,000,000	5,000,000
Fannie Mae Series 2004-T5:
Class AB1, 0.7634% 5/28/35 (e)	80,751	57,226
Class AB3, 1.0694% 5/28/35 (e)	32,052	19,802
Ford Credit Auto Lease Trust Series 2011-A Class A2, 0.74% 9/15/13	573,977	574,515
Ford Credit Auto Owner Trust:
Series 2009-D Class A4, 2.98% 8/15/14	130,000	131,697
Series 2011-B Class A2, 0.68% 1/15/14	379,999	380,214
Series 2012-A Class A2, 0.62% 9/15/14	578,076	578,426
Series 2012-B Class A2, 0.57% 1/15/15	1,000,000	1,000,649
Ford Credit Automobile Lease Trust Series 2012-A Class A2, 0.63% 4/15/14	2,000,000	2,001,730
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8988% 12/15/14 (c)(e)	490,000	492,798
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	242,394
Series 2012-1 Class A, 0.7118% 1/15/16 (e)	3,000,000	3,010,181
Fremont Home Loan Trust Series 2005-A Class M4, 1.2662% 1/25/35 (e)	125,000	16,955
GE Capital Credit Card Master Note Trust Series 2012-1 Class A, 1.03% 1/15/18	857,000	864,956
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	$ 430,000	$ 430,922
GE Equipment Transportation LLC Series 2012-1 Class A2, 0.74% 9/22/14	310,000	310,394
Home Equity Asset Trust Series 2003-5 Class A2, 0.9462% 12/25/33 (e)	10,566	8,598
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A4, 3.3% 9/15/15	90,740	91,363
Series 2011-3 Class A2, 0.67% 4/21/14	270,306	270,707
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 0.69% 11/15/13 (c)	586,633	586,799
Hyundai Auto Receivable Trust Series 2012-B Class A2, 0.54% 1/15/15	1,500,000	1,500,179
John Deere Owner Trust:
Series 2011-A Class A2, 0.64% 6/16/14	609,626	609,847
Series 2012-A Class A2, 0.59% 6/16/14	500,000	500,182
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2, 0.9% 1/15/14 (c)	820,596	821,691
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7162% 8/25/35 (e)	20,366	16,301
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5862% 8/25/34 (e)	65,756	50,163
Nissan Auto Lease Trust:
Series 2011-A Class A2, 0.7% 1/15/14	654,501	655,321
Series 2011-B Class A2, 0.4218% 2/17/14 (e)	858,968	859,518
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	417,356	417,625
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.7118% 5/15/17 (e)	750,000	751,949
Ocala Funding LLC Series 2006-1A Class A, 1.6468% 3/20/11 (b)(c)(e)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6962% 9/25/34 (e)	435,000	96,620
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0462% 4/25/33 (e)	1,451	1,197
Santander Drive Auto Receivables Trust:
Series 2011-1, Class A2, 0.94% 2/18/14	125,607	125,747
Series 2011-4 Class A2, 1.37% 3/16/15	209,151	210,143
Series 2012-1 Class A2, 1.25% 4/15/15	731,177	734,888
Series 2012-2 Class A2, 0.91% 5/15/15	500,000	501,628
Series 2012-3 Class A2, 0.83% 4/15/15	1,000,000	1,002,796
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1062% 9/25/34 (e)	21,802	16,312
Asset-Backed Securities - continued
	Principal Amount	Value
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	$ 130,804	$ 130,971
Volkswagen Auto Lease Trust:
Series 2010-A Class A4, 1.18% 10/20/15	120,000	120,616
Series 2011-A Class A2, 1% 2/20/14	155,476	155,811
Volkswagen Auto Loan Enhanced Trust:
Series 2011-1 Class A3, 1.22% 6/22/15	140,000	141,032
Series 2012-1 Series A2, 0.61% 10/20/14	1,000,000	1,001,157
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	1,500,000	1,495,210
World Omni Auto Receivables Trust Series 2012-A Class A2, 0.52% 6/15/15	1,360,000	1,360,605
TOTAL ASSET-BACKED SECURITIES (Cost $60,572,460)		59,136,266
Collateralized Mortgage Obligations - 14.2%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6159% 5/17/60 (c)(e)	1,740,000	1,745,775
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (c)(e)	301,392	302,119
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3868% 12/20/54 (c)(e)	318,100	308,780
Granite Mortgages Series 2003-2 Class 1A3, 0.9551% 7/20/43 (e)	120,658	118,022
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.8551% 1/20/44 (e)	48,517	47,646
Series 2004-1 Class 2A1, 0.7879% 3/20/44 (e)	260,169	253,886
Series 2004-3 Class 2A1, 0.7479% 9/20/44 (e)	323,795	316,186
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5762% 12/25/34 (e)	207,064	186,293
Holmes Master Issuer PLC floater Series 2012-1A Class A1, 0.4418% 1/15/13 (c)(e)	1,000,000	1,000,870
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	165,949	166,390
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4462% 9/25/36 (e)	990,803	804,542
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	163,291	163,299
TOTAL PRIVATE SPONSOR		5,413,808
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 12.5%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7462% 9/25/23 (e)	$ 53,716	$ 53,942
Series 2010-86 Class FE, 0.6962% 8/25/25 (e)	393,216	395,146
floater planned amortization Series 2005-90 Class FC, 0.4962% 10/25/35 (e)	200,982	201,104
planned amortization Series 2003-92 Class PD, 4.5% 3/25/17	718,308	717,165
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	673,313	688,563
Series 2009-69 Class EA, 5% 10/25/36	2,945,854	3,042,072
Series 2011-16 Class FB, 0.3962% 3/25/31 (e)	2,208,847	2,207,992
sequential payer floater:
Series 2005-74 Class DF, 0.5962% 7/25/35 (e)	5,157,915	5,170,517
Series 2005-83 Class FP, 0.5762% 10/25/35 (e)	7,351,218	7,365,150
Series 2011-23 Class AB, 2.75% 6/25/20	174,643	181,383
Freddie Mac:
floater:
Series 2711 Class FC, 1.1488% 2/15/33 (e)	478,155	486,038
Series 3346 Class FA, 0.4788% 2/15/19 (e)	4,669,354	4,676,493
floater planned amortization:
Series 2953 Class LF, 0.5488% 12/15/34 (e)	2,976,417	2,982,766
Series 3102 Class FD, 0.5488% 1/15/36 (e)	568,404	570,743
Series 3117 Class JF, 0.5488% 2/15/36 (e)	223,188	223,960
floater sequential payer:
Series 2755 Class FI, 0.6488% 10/15/31 (e)	867,974	868,211
Series 3387 Class DF, 0.4288% 10/15/17 (e)	554,720	554,841
planned amortization Series 2836 Class PX, 4% 5/15/18	1,425,207	1,460,224
planned amortization class:
Series 3081 Class CP 5.5% 10/15/34	1,096,598	1,148,272
Series 3792 Class DF, 0.6488% 11/15/40 (e)	856,702	858,847
sequential payer:
Series 2582 Class CG, 4% 11/15/17	495,191	504,939
Series 2924 Class DA, 4.5% 2/15/19	538,695	550,138
Series 3540 Class CD, 2% 6/15/14	145,174	145,222
Series 3560 Class LA, 2% 8/15/14	489,230	492,256
Series 3573 Class LC, 1.85% 8/15/14	727,836	732,214
Series 3659 Class EJ 3% 6/15/18	771,688	797,468
Series 3696 Class AE, 1.2% 7/15/15	370,591	371,541
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater planned amortization Series 2004-80 Class FM, 0.5468% 7/20/34 (e)	$ 2,631,654	$ 2,636,112
floater sequential payer Series 2010-120 Class FB 0.5468% 9/20/35 (e)	409,553	410,093
planned amortization class:
Series 2010-112 Class PM 3.25% 9/20/33	157,102	162,339
Series 2010-99 Class PT, 3.5% 8/20/33	197,394	204,657
TOTAL U.S. GOVERNMENT AGENCY		40,860,408
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,531,190)		46,274,216
Commercial Mortgage Securities - 1.5%

Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class G, 0.7788% 3/15/22 (c)(e)	100,000	94,007
Class H, 1.0288% 3/15/22 (c)(e)	110,000	101,757
COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4658% 2/5/19 (c)(e)	604,260	587,056
Commercial Mortgage pass-thru certificates Series 2011-STRT Class A, 2.555% 12/10/24 (c)	220,000	220,603
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.8687% 6/15/39 (e)	49,832	49,804
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	223,233	229,631
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6398% 5/10/40 (e)	120,000	124,560
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class A1, 1.1031% 3/6/20 (c)(e)	430,067	428,511
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	40,195	40,260
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	109,363	109,620
Series 2011-GC5 Class A1, 1.468% 8/10/44 (e)	194,921	197,631
Series 2012-GC6 Class A1, 1.282% 1/10/45	91,905	92,540
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(e)	$ 211,756	$ 211,759
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	199,761	201,971
Series 2003-CB7 Class A4, 4.879% 1/12/38 (e)	101,870	105,605
Series 2012-C6 Class A1, 1.0305% 5/15/45	278,014	279,108
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	172,956	173,479
Series 2007-LD11 Class A2, 5.9943% 6/15/49 (e)	187,980	194,052
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	80,000	81,500
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (c)(e)	247,826	143,739
Series 2007-XLFA:
Class A2, 0.342% 10/15/20 (c)(e)	401,487	387,414
Class B, 0.372% 10/15/20 (c)(e)	440,000	411,400
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	76,030	77,219
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	104,915	107,936
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A1, 0.3318% 9/15/21 (c)(e)	333,834	323,584
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,408,177)		4,974,746
Municipal Securities - 1.0%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 11/1/12 (e)(f)	3,000,000	3,000,000
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.55%, tender 9/4/12 (e)(f)	400,000	399,992
TOTAL MUNICIPAL SECURITIES (Cost $3,400,000)		3,399,992
Bank Notes - 0.6%
	Principal Amount	Value
National City Bank, Cleveland 0.5669% 3/1/13 (e) (Cost $1,992,338)	$ 2,000,000	$ 2,002,946
Certificates of Deposit - 1.4%

Bank of Nova Scotia yankee:
0.8751% 10/18/13 (e)	2,000,000	2,006,364
0.9659% 2/10/14 (e)	1,000,000	1,001,523
Nordea Bank Finland PLC yankee 0.9459% 2/7/13 (e)	1,000,000	1,000,767
Westpac Banking Corp. yankee 1.2076% 7/10/13 (e)	500,000	502,290
TOTAL CERTIFICATES OF DEPOSIT (Cost $4,499,417)		4,510,944
Commercial Paper - 0.8%

British Telecommunications PLC 1.5% 5/14/13	1,000,000	990,816
Vodafone Group PLC yankee:
1% 12/28/12	500,000	498,521
1.25% 3/12/13	1,000,000	994,406
TOTAL COMMERCIAL PAPER (Cost $2,478,271)		2,483,743
Money Market Funds - 1.6%
Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $5,056,415)	5,056,415	5,056,415
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $335,604,312)	334,010,059
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(8,308,173)
NET ASSETS - 100%	$ 325,701,886
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
30 Eurodollar 90 Day Index Contracts	Sept. 2012	$ 29,971,125	$ 17,098

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,251,424 or 16.3% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $20,060.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,128
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 172,880,687	$ -	$ 172,880,687	$ -
U.S. Government and Government Agency Obligations	27,604,844	-	27,604,844	-
U.S. Government Agency - Mortgage Securities	5,685,260	-	5,685,260	-
Asset-Backed Securities	59,136,266	-	59,136,266	-
Collateralized Mortgage Obligations	46,274,216	-	46,274,216	-
Commercial Mortgage Securities	4,974,746	-	4,419,607	555,139
Municipal Securities	3,399,992	-	3,399,992	-
Bank Notes	2,002,946	-	2,002,946	-
Certificates of Deposit	4,510,944	-	4,510,944	-
Commercial Paper	2,483,743	-	2,483,743	-
Money Market Funds	5,056,415	5,056,415	-	-
Total Investments in Securities:	$ 334,010,059	$ 5,056,415	$ 328,398,505	$ 555,139
Derivative Instruments:
Assets
Futures Contracts	$ 17,098	$ 17,098	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 17,098	$ -
Total Value of Derivatives	$ 17,098	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.6%
United Kingdom	4.7%
Canada	2.9%
Netherlands	2.7%
Australia	2.4%
Japan	1.0%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $330,547,897)	$ 328,953,644
Fidelity Central Funds (cost $5,056,415)	5,056,415
Total Investments (cost $335,604,312)		$ 334,010,059
Receivable for investments sold		3,156,355
Receivable for fund shares sold		460,939
Interest receivable		704,177
Distributions receivable from Fidelity Central Funds		1,397
Receivable from investment adviser for expense reductions		102
Other receivables		17
Total assets		338,333,046

Liabilities
Payable to custodian bank	$ 12
Payable for investments purchased	12,251,684
Payable for fund shares redeemed	249,950
Distributions payable	3,100
Accrued management fee	85,640
Distribution and service plan fees payable	2,363
Payable for daily variation margin on futures contracts	375
Other affiliated payables	38,036
Total liabilities		12,631,160

Net Assets		$ 325,701,886
Net Assets consist of:
Paid in capital		$ 454,393,403
Undistributed net investment income		36,211
Accumulated undistributed net realized gain (loss) on investments		(127,150,574)
Net unrealized appreciation (depreciation) on investments		(1,577,154)
Net Assets		$ 325,701,886

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,634,996 ÷ 1,904,327 shares)	$ 8.21

Maximum offering price per share (100/98.50 of $8.21)	$ 8.34
Class T: Net Asset Value and redemption price per share ($3,311,687 ÷ 403,328 shares)	$ 8.21

Maximum offering price per share (100/98.50 of $8.21)	$ 8.34
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($291,005,380 ÷ 35,440,112 shares)	$ 8.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,749,823 ÷ 1,918,222 shares)	$ 8.21

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2012

Investment Income
Interest		$ 2,633,640
Income from Fidelity Central Funds		11,128
Total income		2,644,768

Expenses
Management fee	$ 894,755
Transfer agent fees	298,549
Distribution and service plan fees	30,543
Fund wide operations fee	95,414
Independent trustees' compensation	981
Miscellaneous	779
Total expenses before reductions	1,321,021
Expense reductions	(808)	1,320,213
Net investment income (loss)		1,324,555
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(168,106)
Futures contracts	6,500
Total net realized gain (loss)		(161,606)
Change in net unrealized appreciation (depreciation) on: Investment securities	560,805
Futures contracts	17,050
Total change in net unrealized appreciation (depreciation)		577,855
Net gain (loss)		416,249
Net increase (decrease) in net assets resulting from operations		$ 1,740,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,324,555	$ 865,259
Net realized gain (loss)	(161,606)	(1,556,025)
Change in net unrealized appreciation (depreciation)	577,855	3,140,998
Net increase (decrease) in net assets resulting from operations	1,740,804	2,450,232
Distributions to shareholders from net investment income	(1,226,234)	(936,826)
Share transactions - net increase (decrease)	65,951,070	(6,245,769)
Redemption fees	17,158	16,839
Total increase (decrease) in net assets	66,482,798	(4,715,524)

Net Assets
Beginning of period	259,219,088	263,934,612
End of period (including undistributed net investment income of $36,211 and distributions in excess of net investment income of $61,884, respectively)	$ 325,701,886	$ 259,219,088

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Income from Investment Operations
Net investment income (loss) C	.023	.013	.047	.091	.384
Net realized and unrealized gain (loss)	.007	.051	.040	(.167)	(1.612)
Total from investment operations	.030	.064	.087	(.076)	(1.228)
Distributions from net investment income	(.020)	(.015)	(.047)	(.071)	(.294)
Tax return of capital	-	-	-	(.003)	(.039)
Total distributions	(.020)	(.015)	(.047)	(.074)	(.333)
Redemption fees added to paid in capital C	- G	.001	- G	- G	.001
Net asset value, end of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return A,B	.36%	.80%	1.08%	(.92)%	(12.71)%
Ratios to Average Net Assets D,F
Expenses before reductions	.66%	.63%	.64%	.68%	.67%
Expenses net of fee waivers, if any	.66%	.63%	.64%	.68%	.67%
Expenses net of all reductions	.66%	.63%	.64%	.67%	.66%
Net investment income (loss)	.28%	.16%	.58%	1.13%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,635	$ 12,242	$ 18,129	$ 8,033	$ 6,268
Portfolio turnover rate E	80%	103%	95%	92%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Income from Investment Operations
Net investment income (loss) C	.019	.009	.044	.090	.377
Net realized and unrealized gain (loss)	.007	.052	.040	(.168)	(1.607)
Total from investment operations	.026	.061	.084	(.078)	(1.230)
Distributions from net investment income	(.016)	(.012)	(.044)	(.069)	(.292)
Tax return of capital	-	-	-	(.003)	(.039)
Total distributions	(.016)	(.012)	(.044)	(.072)	(.331)
Redemption fees added to paid in capital C	- G	.001	- G	- G	.001
Net asset value, end of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return A,B	.32%	.76%	1.03%	(.94)%	(12.72)%
Ratios to Average Net Assets D,F
Expenses before reductions	.72%	.68%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.70%	.68%	.68%	.69%	.69%
Expenses net of all reductions	.70%	.68%	.68%	.69%	.69%
Net investment income (loss)	.23%	.12%	.54%	1.11%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,312	$ 4,811	$ 5,334	$ 3,114	$ 2,910
Portfolio turnover rate E	80%	103%	95%	92%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Income from Investment Operations
Net investment income (loss) B	.040	.028	.063	.111	.404
Net realized and unrealized gain (loss)	.006	.051	.040	(.169)	(1.603)
Total from investment operations	.046	.079	.103	(.058)	(1.199)
Distributions from net investment income	(.036)	(.030)	(.063)	(.088)	(.310)
Tax return of capital	-	-	-	(.004)	(.042)
Total distributions	(.036)	(.030)	(.063)	(.092)	(.352)
Redemption fees added to paid in capital B	- F	.001	- F	- F	.001
Net asset value, end of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return A	.57%	.99%	1.27%	(.70)%	(12.42)%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.44%	.45%
Net investment income (loss)	.48%	.34%	.77%	1.36%	4.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,005	$ 239,921	$ 239,266	$ 217,282	$ 315,401
Portfolio turnover rate D	80%	103%	95%	92%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Income from Investment Operations
Net investment income (loss) B	.037	.025	.057	.102	.416
Net realized and unrealized gain (loss)	.009	.051	.040	(.168)	(1.619)
Total from investment operations	.046	.076	.097	(.066)	(1.203)
Distributions from net investment income	(.036)	(.027)	(.057)	(.081)	(.306)
Tax return of capital	-	-	-	(.003)	(.042)
Total distributions	(.036)	(.027)	(.057)	(.084)	(.348)
Redemption fees added to paid in capital B	- F	.001	- F	- F	.001
Net asset value, end of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return A	.56%	.95%	1.20%	(.80)%	(12.46)%
Ratios to Average Net Assets C,E
Expenses before reductions	.48%	.49%	.52%	.58%	.48%
Expenses net of fee waivers, if any	.48%	.49%	.52%	.55%	.48%
Expenses net of all reductions	.48%	.49%	.52%	.54%	.48%
Net investment income (loss)	.45%	.31%	.70%	1.26%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,750	$ 2,245	$ 1,206	$ 623	$ 594
Portfolio turnover rate D	80%	103%	95%	92%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2012

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2012,

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, premium on debt securities, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 945,142
Gross unrealized depreciation	(2,438,610)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,493,468)

Tax Cost	$ 335,503,527

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (126,852,880)
Net unrealized appreciation (depreciation)	$ (1,493,468)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration

2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total with expiration	(125,615,360)
No expiration
Long-term	(1,237,520)
Total capital loss carryforward	$ (126,852,880)

The tax character of distributions paid was as follows:

	July 31, 2012	July 31, 2011
Ordinary Income	$ 1,226,234	$ 936,826

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $6,500 and a change in net unrealized appreciation (depreciation) of $17,050 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $155,769,994 and $82,563,463, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.15%	$ 24,066	$ 1,730
Class T	0%	.15%	6,477	5
			$ 30,543	$ 1,735

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,963
Class T	801
$ 4,764

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 24,871.16
Class T	9,336.22
Ultra-Short Bond	257,791.10
Institutional Class	6,551.13
	$ 298,549

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

Notes to Financial Statements - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $779 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	.70%	$ 741

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $67.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2012	2011
From net investment income
Class A	$ 38,543	$ 30,970
Class T	7,892	7,200
Ultra-Short Bond	1,158,011	894,223
Institutional Class	21,788	4,433
Total	$ 1,226,234	$ 936,826

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Class A
Shares sold	1,603,688	1,065,924	$ 13,112,637	$ 8,721,384
Reinvestment of distributions	3,920	2,786	32,092	22,762
Shares redeemed	(1,196,047)	(1,799,361)	(9,779,740)	(14,718,442)
Net increase (decrease)	411,561	(730,651)	$ 3,364,989	$ (5,974,296)
Class T
Shares sold	331,712	231,971	$ 2,711,930	$ 1,901,011
Reinvestment of distributions	897	787	7,343	6,425
Shares redeemed	(515,942)	(300,216)	(4,218,475)	(2,455,991)
Net increase (decrease)	(183,333)	(67,458)	$ (1,499,202)	$ (548,555)
Ultra-Short Bond
Shares sold	16,883,162	10,075,512	$ 138,113,317	$ 82,446,504
Reinvestment of distributions	138,342	105,881	1,132,483	866,057
Shares redeemed	(10,834,545)	(10,269,460)	(88,649,539)	(84,068,521)
Net increase (decrease)	6,186,959	(88,067)	$ 50,596,261	$ (755,960)
Institutional Class
Shares sold	1,909,832	250,678	$ 15,655,264	$ 2,055,596
Reinvestment of distributions	2,252	412	18,456	3,373
Shares redeemed	(267,573)	(125,316)	(2,184,698)	(1,025,927)
Net increase (decrease)	1,644,511	125,774	$ 13,489,022	$ 1,033,042

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $703,019 of distributions paid during the period January 1, 2012 to July 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AUSBI-UANN-0912
1.804593.108

Item 2. Code of Ethics

As of the end of the period, July 31, 2012, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity GNMA Fund and Fidelity Ultra-Short Bond Fund (the "Funds"):

Services Billed by PwC

July 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$106,000	$-	$4,500	$5,500
Fidelity Ultra-Short Bond Fund	$55,000	$-	$2,000	$1,600

July 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$101,000	$-	$4,500	$5,600
Fidelity Ultra-Short Bond Fund	$51,000	$-	$2,000	$1,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	July 31, 2012A	July 31, 2011A
Audit-Related Fees	$4,450,000	$1,860,000
Tax Fees	$-	$-
All Other Fees	$-	$365,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2012 A	July 31, 2011 A
PwC	$5,665,000	$4,105,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2012